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                                                                            2001
--------------------------------------------------------------------------------


NATIONWIDE(R) VA SEPARATE ACCOUNT - B
DECEMBER 31, 2001




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                                                               ANNUAL REPORT

 AMERICA'S
 EXCLUSIVE
 ANNUITY(SM)


--------------------------------------------------------------------------------

                                                 [NATIONWIDE LOGO]


                                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                           HOME OFFICE: COLUMBUS, OHIO




APO-3233-12/01


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                               [NATIONWIDE LOGO]


                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                 ONE NATIONWIDE PLAZA, COLUMBUS, OHIO 43215-2220







                                    [PHOTO]

                               PRESIDENT'S MESSAGE

We at Nationwide Life and Annuity Insurance Company are pleased to bring you the 2001 annual report of the Nationwide VA Separate Account-B.

During 2001 we continued to upgrade and enhance our technology capabilities for service excellence. We made significant investments to expand our Internet and telephone voice response systems to improve the ease with which our customers and business partners do business with Nationwide. We continued our strategic investment in new product design, and we reaffirm our commitment to develop competitive and innovative life and retirement saving products to meet the ever-changing needs of our customers. Nationwide is an acknowledged trailblazer in the financial services business and we have the greatest resolve to continue to earn this leadership position. As always, we welcome your candid and informed feedback on your service experience with Nationwide.

It has been a tough couple of years for equity investors. The equity markets had a long run in the `90s and it has taken longer than many expected to wring-out those excesses. Economic statistics appear to be pointing to an improved business and economic climate. And, we are hopeful this is the precursor for improved equity performance in the near future.

We sincerely appreciate your patronage and we look forward to helping you meet your future financial planning and retirement savings goals.



                              /s/ Joseph J. Gasper

                           Joseph J. Gasper, President
                                February 20, 2002

                                        3








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                                        4

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HOW TO READ THE ANNUAL REPORT

This annual report is a presentation of the variable account as a whole and only describes the underlying contracts and products of the variable account in general terms. Please note the variable account may have more than one variable product available. Such products may have different underlying mutual funds available from those available in your contract. Therefore, not all funds listed in this report may be available in your contract. Please refer to your most recent account statement for specific information about your investment in the Nationwide VA Separate Account-B. Rules and regulations of the U.S. Securities and Exchange Commission and recognized conventions of accounting principles generally accepted in the United States of America prescribe the format and content of this report.

We also invite you to call our service center at 1-800-848-6331 if you have questions about your account, or you may access your account using our voice response unit. And, please visit our web-site at www.bestofamerica.com for additional information about your contract and to learn more about other products and services offered by Nationwide Financial.

THE ANNUAL REPORT HAS FOUR MAJOR FINANCIAL SECTIONS:

STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

This statement begins on page 6 and lists all of the underlying mutual funds of the variable account, the number of shares owned, the amount paid for the shares and their fair value as of the close of business on December 31, 2001. The mutual funds are listed in alphabetical order. The fair value of the assets changes as the underlying mutual funds change in value. As contract owners make exchange transactions between the funds, the number of shares increases or decreases accordingly. When money is deposited or withdrawn by a contract owner, shares are correspondingly purchased or redeemed. The total fair value of the funds is equal to the TOTAL INVESTMENTS of the variable account.

ACCOUNTS RECEIVABLE, if applicable, represents an asset of the variable account for fund shares purchased by contract owners and reinvested dividend shares added to contract owners' accounts, but not yet added to Total investments. Total investments plus Accounts receivable equal TOTAL ASSETS of the variable account.

ACCOUNTS PAYABLE, if applicable, is a liability of the variable account for fund shares redeemed by contract owners but not yet deducted from Total investments.

The Accounts receivable and Accounts payable balances are aggregated and presented as a net amount.

Total assets minus Accounts payable equals CONTRACT OWNERS' EQUITY. A summary of Contract owners' equity by fund series may be found on page 30. This summary also includes certain performance measures for each fund series for the periods indicated.

STATEMENTS OF OPERATIONS, STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY

These statements begin on page 9 and present the financial activity of each underlying mutual fund sub-account of the variable account, for the periods indicated.

The STATEMENTS OF OPERATIONS show income and expenses to the variable account from INVESTMENT ACTIVITY for reinvested dividends and capital gain distributions paid by the underlying mutual funds; and expenses included are the mortality, expense and, if applicable, an administration charge, which are assessed through the daily unit value calculation and that represent an expense to the variable account and its contract owners. This statement also shows the realized gain or loss as mutual fund shares are sold, and the change in unrealized gain or loss, which represents the changes in fair value of the underlying fund shares.

The STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY includes INVESTMENT ACTIVITY for income and expenses shown on the STATEMENTS OF OPERATIONS. In addition, the EQUITY TRANSACTIONS section of this statement illustrates the receipt of purchase payments, as new contracts are sold or additional payments are made to existing contracts. Also presented are deductions from the variable account when the contract owners withdraw money, as well as any contract level charges. The sum of the above two sections represents the NET CHANGE IN CONTRACT OWNERS' EQUITY which, when added to the beginning Contract owners' equity, equals Contract owners' equity at the end of the reporting period.

THE CHANGES IN UNITS section illustrates the number of units purchased and redeemed for each mutual fund subaccount during the period reported.

NOTES TO FINANCIAL STATEMENTS, beginning on page 27, provide further disclosures about the variable account and its underlying contract provisions.

                        NATIONWIDE VA SEPARATE ACCOUNT-B

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31,2001


ASSETS:
  Investments at fair value:

     American Century VP - American Century VP Balanced (ACVPBal)
       414,288 shares (cost $2,984,879) .......................................    $ 2,730,160
     American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
       311,463 shares (cost $3,598,245) .......................................      2,335,975
     American Century VP - American Century VP Income & Growth (ACVPIncGr)
       799,542 shares (cost $5,307,336) .......................................      5,165,039
     American Century VP - American Century VP International (ACVPInt)
       1,486,842 shares (cost $9,609,963) .....................................      9,798,286
     American Century VP - American Century VP Value (ACVPValue)
       1,365,611 shares (cost $9,519,439) .....................................     10,160,145
     Credit Suisse Trust - Global Post-Venture Capital Portfolio (CSWPGPV)
       46,893 shares (cost $837,021) ..........................................        455,795
     Credit Suisse Trust - International Equity Portfolio (CSWPIntEq)
       216,664 shares (cost $1,761,476) .......................................      1,806,975
     Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)
       276,515 shares (cost $5,714,521) .......................................      3,873,975
     Dreyfus IP - European Equity Portfolio (DryEuroEq)
       3,192 shares (cost $33,288) ............................................         34,118
     The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
       97,744 shares (cost $3,635,361) ........................................      2,606,826
     Dreyfus Stock Index Fund (DryStkIx)
       1,014,259 shares (cost $32,352,730) ....................................     29,778,653
     Dreyfus VIF - Appreciation Portfolio (DryAp)
       81,529 shares (cost $3,129,106) ........................................      2,851,890
     Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
       115,004 shares (cost $2,800,447) .......................................      2,489,829
     Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI)
       868,611 shares (cost $20,636,976) ......................................     19,760,896
     Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr)
       644,959 shares (cost $22,370,345) ......................................     21,677,082
     Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI)
       1,609,341 shares (cost $10,272,728) ....................................     10,315,875
     Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
       191,322 shares (cost $2,633,429) .......................................      2,655,545
     Fidelity(R) VIP II - Asset Manager Portfolio: Initial Class (FidVIPAM)
       501,836 shares (cost $8,474,701) .......................................      7,281,645
     Fidelity(R) VIP II - Contrafund Portfolio: Initial Class (FidVIPCon)
       880,166 shares (cost $20,942,994) ......................................     17,717,741


Fidelity(R) VIP III - Growth Opportunities Portfolio: Initial Class (FidVIPGrOp)
  408,152 shares (cost $6,142,291) .............................................     6,175,337
Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp)
  68,677 shares (cost $1,833,866) ..............................................     1,412,695
Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
  145,077 shares (cost $711,326) ...............................................       591,913
Janus AS - International Growth Portfolio - Service Shares (JanIntGro)
  44,767 shares (cost $1,018,419) ..............................................     1,043,065
Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp)
  394,023 shares (cost $3,910,536) .............................................     4,156,947
Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx)
  117,984 shares (cost $1,487,184) .............................................     1,553,843
Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt)
  12,097 shares (cost $84,535) .................................................        85,645
Nationwide(R) SAT -
Gartmore Global Technology & Communications Fund Class I (NSATGlobTC)
  4,793 shares (cost $20,421) ..................................................        20,180
Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
  1,206,535 shares (cost $13,814,532) ..........................................    14,068,199
Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd)
  27,198 shares (cost $249,227) ................................................       248,589
Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
  49,727,337 shares (cost $49,727,337) .........................................    49,727,337
Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I (NSATSmCapG)
  43,194 shares (cost $616,053) ................................................       625,446
Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I (NSATSmCapV)
  876,215 shares (cost $9,317,799) .............................................     9,077,588
Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo)
  522,683 shares (cost $9,305,868) .............................................     9,742,807
Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap)
  38,307 shares (cost $523,760) ................................................       443,981
Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
  602,138 shares (cost $6,526,725) .............................................     5,955,143
Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc)
  49,814 shares (cost $174,465) ................................................       181,325
Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
  227,371 shares (cost $2,961,659) .............................................     2,619,309
Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
  78,009 shares (cost $1,115,506) ..............................................     1,142,046
Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
  402,413 shares (cost $5,316,655) .............................................     5,420,506
Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
  385,913 shares (cost $5,819,918) .............................................     5,827,286
Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
  11,315 shares (cost $445,935) ................................................       460,733
Oppenheimer Bond Fund/VA (OppBdFd)
  907,505 shares (cost $10,124,159) ............................................    10,173,126

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
     STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY, Continued

     Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
       200,493 shares (cost $8,041,440) ........................................        7,334,040
     Oppenheimer Global Securities Fund/VA (OppGlSec)
       405,203 shares (cost $9,370,714) ........................................        9,254,833
     Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
       44,747 shares (cost $932,120) ...........................................          849,747
     Oppenheimer Multiple Strategies Fund/VA (OppMult)
       251,927 shares (cost $4,109,809) ........................................        3,879,683
     Strong Opportunity Fund II, Inc.(StOpp2)
       459,626 shares (cost $9,938,924) ........................................        8,939,724
     Strong VIF - Strong Discovery Fund II (StDisc2)
       103,322 shares (cost $1,119,178) ........................................        1,066,278
     Strong VIF - Strong International Stock Fund II (StIntStk2)
       43,004 shares (cost $312,212) ...........................................          319,953
     UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
       44,878 shares (cost $320,541) ...........................................          311,453
     UIF - U.S. Real Estate Portfolio (UIFUSRE)
       323,879 shares (cost $3,908,853) ........................................        3,912,457
     Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
       82,353 shares (cost $789,722) ...........................................          775,769
     Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
       87,113 shares (cost $635,783) ...........................................          709,102
     Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
       32,583 shares (cost $376,078) ...........................................          348,311
                                                                                    -------------
          Total investments ....................................................      321,950,846
  Accounts receivable ..........................................................          207,470
                                                                                    -------------
          Total assets .........................................................      322,158,316
ACCOUNTS PAYABLE ...............................................................            -
                                                                                    -------------
CONTRACT OWNERS' EQUITY (NOTE 4) ...............................................    $ 322,158,316
                                                                                    =============


See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS
Year Ended December 31,2001


                                                           Total               ACVPBal           ACVPCapAp          ACVPIncGr
                                                           -----               -------           ---------          ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................   $     7,935,927             87,541               --               34,259
  Mortality and expense risk charges (note 2) ...        (5,303,572)           (42,167)           (45,136)           (62,236)
                                                      -------------          ---------          ---------          ---------
    Net investment activity .....................         2,632,355             45,374            (45,136)           (27,977)
                                                      -------------          ---------          ---------          ---------
  Proceeds from mutual funds shares sold ........     2,169,023,419            959,054          2,266,946          2,547,933
  Cost of mutual fund shares sold ...............    (2,245,637,018)        (1,155,255)        (4,035,296)        (3,097,602)
                                                      -------------          ---------          ---------          ---------
    Realized gain (loss) on investments .........       (76,613,599)          (196,201)        (1,768,350)          (549,669)
  Change in unrealized gain (loss)
    on investments ..............................        17,962,304           (117,766)          (882,552)           367,377
                                                      -------------          ---------          ---------          ---------
    Net gain (loss) on investments ..............       (58,651,295)          (313,967)        (2,650,902)          (182,292)
                                                      -------------          ---------          ---------          ---------
  Reinvested capital gains ......................        16,652,215            103,922          1,361,177                 --
      Net increase (decrease) in contract owners'
        equity resulting from operations ........   $   (39,366,725)          (164,671)        (1,334,861)          (210,269)
                                                     ==============         ==========         ==========         ==========


                                                         CSWPSmCoGr          DryEuroEq          DrySRGro            DryStkIx
                                                         ----------          ---------          --------            --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................       $        --               2,106             2,060            372,971
  Mortality and expense risk charges (note 2) ...           (61,365)             (2,535)          (56,704)          (532,181)
                                                      -------------         -----------         ----------        ----------
    Net investment activity .....................           (61,365)               (429)          (54,644)          (159,210)
                                                      -------------         -----------         ----------        ----------
  Proceeds from mutual funds shares sold ........         2,157,829          14,420,203         2,147,901         38,397,860
  Cost of mutual fund shares sold ...............        (4,545,473)        (14,386,956)       (2,560,148)       (46,685,976)
                                                      -------------         -----------         ----------        ----------
    Realized gain (loss) on investments .........        (2,387,644)             33,247          (412,247)        (8,288,116)
  Change in unrealized gain (loss)
    on investments ..............................         1,411,793              (2,990)         (682,377)         2,430,683
                                                      -------------         -----------         ----------        ----------
    Net gain (loss) on investments ..............          (975,851)             30,257        (1,094,624)        (5,857,433)
                                                      -------------         -----------         ----------        ----------
  Reinvested capital gains ......................                --                  --                --            157,602
      Net increase (decrease) in contract owners'
        equity resulting from operations ........       $(1,037,216)             29,828        (1,149,268)        (5,859,041)
                                                     ==============         ===========        ==========         ==========





                                                        ACVPInt            ACVPValue             CSWPGPV          CSWPIntEq
                                                        -------            ---------             -------          ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          12,963             42,109                 --                 --
  Mortality and expense risk charges (note 2) ...        (209,803)          (113,968)            (9,296)           (65,118)
                                                      -----------         ----------            -------        -----------
    Net investment activity .....................        (196,840)           (71,859)            (9,296)           (65,118)
                                                      -----------         ----------            -------        -----------
  Proceeds from mutual funds shares sold ........     270,803,919         11,968,327            455,139        291,783,234
  Cost of mutual fund shares sold ...............    (276,469,437)       (11,450,961)          (878,829)      (291,542,983)
                                                      -----------         ----------            -------        -----------
    Realized gain (loss) on investments .........      (5,665,518)           517,366           (423,690)           240,251
  Change in unrealized gain (loss)
    on investments ..............................        (274,626)           490,624            169,156            343,388
                                                      -----------         ----------            -------        -----------
    Net gain (loss) on investments ..............      (5,940,144)         1,007,990           (254,534)           583,639
                                                      -----------         ----------            -------        -----------
  Reinvested capital gains ......................       1,431,266                 --                 --                 --
      Net increase (decrease) in contract owners'
        equity resulting from operations ........      (4,705,718)           936,131           (263,830)           518,521
                                                     ============        ===========           ========       ============


                                                         DryAp             DryGrInc            FidVIPEI          FidVIPGr
                                                         -----             --------            --------          --------
INVESTMENT ACTIVITY:
  Reinvested dividends ..........................          24,599             12,823            395,873             26,663
  Mortality and expense risk charges (note 2) ...         (42,954)           (38,331)          (320,757)          (410,543)
                                                      -----------         ----------         ----------        -----------
    Net investment activity .....................         (18,355)           (25,508)            75,116           (383,880)
                                                      -----------         ----------         ----------        -----------
  Proceeds from mutual funds shares sold ........       1,746,148            749,528         10,734,004         44,338,962
  Cost of mutual fund shares sold ...............      (1,909,670)          (735,463)       (10,813,629)       (57,454,868)
                                                      -----------         ----------         ----------        -----------
    Realized gain (loss) on investments .........        (163,522)            14,065            (79,625)       (13,115,906)
  Change in unrealized gain (loss)
    on investments ..............................        (166,471)          (236,441)        (2,754,123)         4,337,655
                                                      -----------         ----------         ----------        -----------
    Net gain (loss) on investments ..............        (329,993)          (222,376)        (2,833,748)        (8,778,251)
                                                      -----------         ----------         ----------        -----------
  Reinvested capital gains ......................              --             40,148          1,112,215          2,506,352
      Net increase (decrease) in contract owners'
        equity resulting from operations ........        (348,348)          (207,736)        (1,646,417)        (6,655,779)
                                                      ===========        ===========          =========        ===========



                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, CONTINUED
YEAR ENDED DECEMBER 31, 2001


                                                               FidVIPHI        FidVIPOv        FidVIPAM       FidVIPCon
                                                               --------        --------        --------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $  1,777,333         465,606         364,579         177,893
  Mortality and expense risk charges (note 2) ...........       (162,344)        (81,089)       (117,810)       (293,194)
                                                            ------------         -------         -------         -------
    Net investment activity .............................      1,614,989         384,517         246,769        (115,301)
                                                            ------------         -------         -------         -------

  Proceeds from mutual funds shares sold ................     33,636,727     211,932,893       1,937,851       9,433,292
  Cost of mutual fund shares sold .......................    (38,696,090)   (213,719,975)     (2,292,438)    (12,166,385)
                                                            ------------         -------         -------         -------
    Realized gain (loss) on investments .................     (5,059,363)     (1,787,082)       (354,587)     (2,733,093)
  Change in unrealized gain (loss)
    on investments ......................................      2,150,321         (95,078)       (550,616)     (1,174,483)
                                                            ------------         -------         -------         -------
    Net gain (loss) on investments ......................     (2,909,042)     (1,882,160)       (905,203)     (3,907,576)
                                                            ------------         -------         -------         -------
  Reinvested capital gains ..............................             --         735,958         136,717         627,856
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $ (1,294,053)       (761,685)       (521,717)     (3,395,021)
                                                            ============        ========        ========      ==========


                                                                NSATCapAp     NSATMidCapIx       NSATEmMkt      NSATGlobTC
                                                                ---------     ------------       ---------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $         --           4,866             453              --
  Mortality and expense risk charges (note 2) ...........        (94,790)        (13,619)           (703)           (261)
                                                            ------------         -------         -------         -------
    Net investment activity .............................        (94,790)         (8,753)           (250)           (261)
                                                            ------------         -------         -------         -------

  Proceeds from mutual funds shares sold ................     29,166,793       1,253,532         463,885         149,490
  Cost of mutual fund shares sold .......................    (35,979,592)     (1,398,901)       (491,308)       (161,676)
                                                            ------------         -------         -------         -------
    Realized gain (loss) on investments .................     (6,812,799)       (145,369)        (27,423)        (12,186)
  Change in unrealized gain (loss)
    on investments ......................................      4,319,664          77,647           1,110           1,458
                                                            ------------         -------         -------         -------
    Net gain (loss) on investments ......................     (2,493,135)        (67,722)        (26,313)        (10,728)
                                                            ------------         -------         -------         -------
  Reinvested capital gains ..............................             --          11,715              --              --
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $ (2,587,925)        (64,760)        (26,563)        (10,989)
                                                            ============         =======         =======         =======




                                                           FidVIPGrOp        JanCapAp       JanGlTech       JanIntGro
                                                           ----------        --------       ---------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................       52,690          13,392           3,170          10,019
  Mortality and expense risk charges (note 2) ...........     (148,753)        (22,090)         (8,134)        (17,633)
                                                                ------          ------           -----          ------
    Net investment activity .............................      (96,063)         (8,698)         (4,964)         (7,614)
                                                                ------          ------           -----          ------

  Proceeds from mutual funds shares sold ................   25,771,683         615,312         579,282       8,170,266
  Cost of mutual fund shares sold .......................  (28,912,996)       (874,645)     (1,082,701)     (8,810,182)
                                                                ------          ------           -----          ------
    Realized gain (loss) on investments .................   (3,141,313)       (259,333)       (503,419)       (639,916)
  Change in unrealized gain (loss)
    on investments ......................................    1,127,273        (127,791)        172,154         343,320
                                                                ------          ------           -----          ------
    Net gain (loss) on investments ......................   (2,014,040)       (387,124)       (331,265)       (296,596)
                                                                ------          ------           -----          ------
  Reinvested capital gains ..............................           --              --              --              --
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   (2,110,103)       (395,822)       (336,229)       (304,210)
                                                            ==========        ========        ========        ========


                                                             NSATIntGr       NSATGvtBd      NSATMSecBd       NSATMyMkt
                                                             ---------       ---------      ----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................          7         718,889          20,488       1,650,704
  Mortality and expense risk charges (note 2) ...........        (32)       (214,142)         (4,585)       (690,919)
                                                              ------          ------           -----          ------
    Net investment activity .............................        (25)        504,747          15,903         959,785
                                                              ------          ------           -----          ------

  Proceeds from mutual funds shares sold ................    353,481       8,139,957       2,760,850     959,769,716
  Cost of mutual fund shares sold .......................   (351,347)     (7,587,068)     (2,777,156)   (959,769,716)
                                                              ------          ------           -----          ------
    Realized gain (loss) on investments .................      2,134         552,889         (16,306)            --
  Change in unrealized gain (loss)
    on investments ......................................        --         (290,709)         (1,829)            --
                                                              ------          ------           -----          ------
    Net gain (loss) on investments ......................      2,134         262,180         (18,135)            --
                                                              ------          ------           -----          ------
  Reinvested capital gains ..............................         --          18,959              --             --
      Net increase (decrease) in contract owners'
        equity resulting from operations ................      2,109         785,886          (2,232)        959,785
                                                               =====         =======          ======         =======

                                                                    (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2001



                                                                NSATSmCapG   NSATSmCapV      NSATSmCo      NSATStMCap
                                                                ----------   ----------      --------      ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $        --          2,681         12,049             --
  Mortality and expense risk charges (note 2) ...........        (7,996)      (118,031)      (154,353)        (8,057)
                                                             ----------     ----------    -----------     ----------
    Net investment activity .............................        (7,996)      (115,350)      (142,304)        (8,057)
                                                             ----------     ----------    -----------     ----------

  Proceeds from mutual funds shares sold ................     4,614,419      9,613,510     22,821,694      1,121,543
  Cost of mutual fund shares sold .......................    (4,578,243)    (9,639,092)   (25,383,544)    (1,553,728)
                                                             ----------     ----------    -----------     ----------
    Realized gain (loss) on investments .................        36,176        (25,582)    (2,561,850)      (432,185)
  Change in unrealized gain (loss)
    on investments ......................................         3,962        750,861      1,811,430        198,567
                                                             ----------     ----------    -----------     ----------
    Net gain (loss) on investments ......................        40,138        725,279       (750,420)      (233,618)
                                                             ----------     ----------    -----------     ----------
  Reinvested capital gains ..............................            --        664,267             --             --
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $    32,142      1,274,196       (892,724)      (241,675)
                                                             ==========     ==========    ===========     ==========


                                                               NBAMTLMat      NBAMTPart      OppAggGro       OppBdFd
                                                               ---------      ---------      ---------       -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................   $   323,981         30,002         11,877        635,347
  Mortality and expense risk charges (note 2) ...........       (78,187)      (103,019)       (13,631)      (135,475)
                                                             ----------     ----------    -----------     ----------
    Net investment activity .............................       245,794        (73,017)        (1,754)       499,872
                                                             ----------     ----------    -----------     ----------

  Proceeds from mutual funds shares sold ................     4,082,600      8,617,991      9,370,427      4,261,566
  Cost of mutual fund shares sold .......................    (4,046,298)    (9,129,638)   (10,317,962)    (4,590,563)
                                                             ----------     ----------    -----------     ----------
    Realized gain (loss) on investments .................        36,302       (511,647)      (947,535)      (328,997)
  Change in unrealized gain (loss)
    on investments ......................................       (50,181)       (93,800)       280,758        314,066
                                                             ----------     ----------    -----------     ----------
    Net gain (loss) on investments ......................       (13,879)      (605,447)      (666,777)       (14,931)
                                                             ----------     ----------    -----------     ----------
  Reinvested capital gains ..............................            --        285,015        185,322             --
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   $   231,915       (393,449)      (483,209)       484,941
                                                             ==========     ==========    ===========     ==========



                                                              NSATTotRe      NSATGrFoc      NBAMTGro     NBAMTGuard
                                                              ---------      ---------      --------     ----------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................       51,252             --             --          4,487
  Mortality and expense risk charges (note 2) ...........     (100,644)        (1,724)       (53,837)       (14,745)
                                                            ----------       --------    -----------     ----------
    Net investment activity .............................      (49,392)        (1,724)       (53,837)       (10,258)
                                                            ----------       --------    -----------     ----------

  Proceeds from mutual funds shares sold ................    4,961,929        370,196      4,862,029      2,820,985
  Cost of mutual fund shares sold .......................   (9,274,117)      (507,971)   (11,142,595)    (2,956,195)
                                                            ----------       --------    -----------     ----------
    Realized gain (loss) on investments .................   (4,312,188)      (137,775)    (6,280,566)      (135,210)
  Change in unrealized gain (loss)
    on investments ......................................    3,073,572         13,520      1,402,635         38,590
                                                            ----------       --------    -----------     ----------
    Net gain (loss) on investments ......................   (1,238,616)      (124,255)    (4,877,931)       (96,620)
                                                            ----------       --------    -----------     ----------
  Reinvested capital gains ..............................      187,506             --      2,729,413         64,095
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   (1,100,502)      (125,979)    (2,202,355)       (42,783)
                                                            ==========       ========    ===========     ==========


                                                             OppCapAp       OppGlSec       OppMSGrInc        OppMult
                                                             --------       --------       ----------        -------
INVESTMENT ACTIVITY:
  Reinvested dividends ..................................       63,267         78,509          3,752        157,002
  Mortality and expense risk charges (note 2) ...........     (132,392)      (156,355)       (12,164)       (61,872)
                                                            ----------       --------    -----------     ----------
    Net investment activity .............................      (69,125)       (77,846)        (8,412)        95,130
                                                            ----------       --------    -----------     ----------

  Proceeds from mutual funds shares sold ................    8,141,607     22,863,039        378,180      1,451,370
  Cost of mutual fund shares sold .......................  (11,245,739)   (25,541,349)      (445,106)    (1,534,788)
                                                            ----------       --------    -----------     ----------
    Realized gain (loss) on investments .................   (3,104,132)    (2,678,310)       (66,926)       (83,418)
  Change in unrealized gain (loss)
    on investments ......................................      586,650       (377,023)           702       (214,571)
                                                            ----------       --------    -----------     ----------
    Net gain (loss) on investments ......................   (2,517,482)    (3,055,333)       (66,224)      (297,989)
                                                            ----------       --------    -----------     ----------
  Reinvested capital gains ..............................      949,396      1,455,535             --        209,704
      Net increase (decrease) in contract owners'
        equity resulting from operations ................   (1,637,211)    (1,677,644)       (74,636)         6,845
                                                           ===========    ===========       ========     ==========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF OPERATIONS, Continued
YEAR ENDED DECEMBER 31, 2001


                                                              StOpp2          StDisc2       StIntStk2         UIFEmMkt
                                                              ------          -------       ---------         --------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................   $     58,228           6,637              --          27,265
  Mortality and expense risk charges (note 2) ........       (140,741)        (13,910)        (10,138)         (4,091)
                                                          -----------        --------     -----------        --------
    Net investment activity ..........................        (82,513)         (7,273)        (10,138)         23,174
                                                          -----------        --------     -----------        --------

  Proceeds from mutual funds shares sold .............      9,163,657         252,793      41,803,452         778,420
  Cost of mutual fund shares sold ....................    (11,128,218)       (240,016)    (41,761,065)       (800,255)
                                                          -----------        --------     -----------        --------
    Realized gain (loss) on investments ..............     (1,964,561)         12,777          42,387         (21,835)
  Change in unrealized gain (loss)
    on investments ...................................         48,289        (153,413)         (4,288)         18,706
                                                          -----------        --------     -----------        --------
    Net gain (loss) on investments ...................     (1,916,272)       (140,636)         38,099          (3,129)
                                                          -----------        --------     -----------        --------
  Reinvested capital gains ...........................      1,420,415         171,526          50,337              --
                                                          -----------        --------     -----------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............   $   (578,370)         23,617          78,298          20,045
                                                            =========         =======          ======        ========




                                                              UIFUSRE        VEWrldBd      VEWrldEMkt       VEWrldHAs
                                                              -------        --------      ----------       ---------
INVESTMENT ACTIVITY:
  Reinvested dividends ...............................        144,391          45,349              --           5,795
  Mortality and expense risk charges (note 2) ........        (64,303)        (14,239)        (13,680)         (6,796)
                                                           ----------      ----------      ----------        --------
    Net investment activity ..........................         80,088          31,110         (13,680)         (1,001)
                                                           ----------      ----------      ----------        --------

  Proceeds from mutual funds shares sold .............      8,863,995       2,164,362       5,695,431         336,227
  Cost of mutual fund shares sold ....................     (8,626,089)     (2,202,434)     (5,850,639)       (346,652)
                                                           ----------      ----------      ----------        --------
    Realized gain (loss) on investments ..............        237,906         (38,072)       (155,208)        (10,425)
  Change in unrealized gain (loss)
    on investments ...................................        (68,593)        (52,452)        108,097         (59,551)
                                                           ----------      ----------      ----------        --------
    Net gain (loss) on investments ...................        169,313         (90,524)        (47,111)        (69,976)
                                                           ----------      ----------      ----------        --------
  Reinvested capital gains ...........................         35,797              --              --              --
                                                           ----------      ----------      ----------        --------
      Net increase (decrease) in contract owners'
        equity resulting from operations .............        285,198         (59,414)        (60,791)        (70,977)
                                                               ======



See accompanying notes to financial statements.

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY
YEARS ENDED DECEMBER 31, 2001 AND 2000



                                                                      Total                        ACVPBal
                                                             --------------------            --------------------
                                                             2001            2000            2001            2000
                                                             ----            ----            ----            ----
INVESTMENT ACTIVITY:
  Net investment income $ ........................      2,632,355       3,810,210          45,374          53,820
  Realized gain (loss) on investments ............    (76,613,599)        (63,159)       (196,201)        (58,209)
  Change in unrealized gain (loss)
    on investments ...............................     17,962,304     (69,437,018)       (117,766)       (196,992)
  Reinvested capital gains .......................     16,652,215      36,597,091         103,922          67,398
                                                      -----------         -------        --------         -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................    (39,366,725)    (29,092,876)       (164,671)       (133,983)
                                                      -----------         -------        --------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................      4,146,300      11,941,750             848          91,618
  Transfers between funds ........................           --              --           (44,897)       (213,946)
  Redemptions ....................................    (71,545,944)   (111,812,415)       (423,611)       (554,769)
  Annuity benefits ...............................        (24,955)        (30,502)           --              --
  Annual contract maintenance charges
    (note 2) .....................................           --              --              --              --
  Contingent deferred sales charges
    (note 2) .....................................           --              --              --              --
  Adjustments to maintain reserves ...............        198,333        (927,149)            (50)            132
                                                      -----------         -------        --------         -------
      Net equity transactions ....................    (67,226,266)   (100,828,316)       (467,710)       (676,965)
                                                      -----------         -------        --------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............   (106,592,991)   (129,921,192)       (632,381)       (810,948)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................    428,751,307     558,672,499       3,362,500       4,173,448
                                                      -----------         -------        --------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD ............   $322,158,316     428,751,307       2,730,119       3,362,500
                                                     ============     ===========       =========       =========

CHANGES IN UNITS:
  Beginning units ................................     27,612,817      34,457,212         228,249         271,809
                                                      -----------         -------        --------         -------
  Units purchased ................................      1,883,085      88,955,564              60          72,477
  Units redeemed .................................     (6,136,653)    (95,799,959)        (33,342)       (116,037)
                                                      -----------         -------        --------         -------
  Ending units ...................................     23,359,249      27,612,817         194,967         228,249
                                                      ===========      ==========        ========         =======



                                                                   ACVPCapAp                        ACVPIncGr
                                                              --------------------            --------------------
                                                              2001            2000            2001            2000
                                                              ----            ----            ----            ----
INVESTMENT ACTIVITY:
  Net investment income $ ........................         (45,136)        (71,974)        (27,977)        (54,308)
  Realized gain (loss) on investments ............      (1,768,350)      1,145,962        (549,669)        262,816
  Change in unrealized gain (loss)
    on investments ...............................        (882,552)     (1,119,987)        367,377        (849,309)
  Reinvested capital gains .......................       1,361,177         163,820            --              --
                                                        ----------       ---------        --------         -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations .................................      (1,334,861)        117,821        (210,269)       (640,801)
                                                        ----------       ---------        --------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ..............................           6,575          53,066          26,560         140,668
  Transfers between funds ........................        (964,567)      1,849,588       1,355,898       2,487,356
  Redemptions ....................................        (476,211)       (568,759)       (537,572)       (698,699)
  Annuity benefits ...............................            --              --              --              --
  Annual contract maintenance charges
    (note 2) .....................................            --              --              --              --
  Contingent deferred sales charges
    (note 2) .....................................            --              --              --              --
  Adjustments to maintain reserves ...............            (162)            176             124             530
                                                        ----------       ---------        --------         -------
      Net equity transactions ....................      (1,434,365)      1,334,071         845,010       1,929,855
                                                        ----------       ---------        --------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............      (2,769,226)      1,451,892         634,741       1,289,054
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ......................................       5,105,125       3,653,233       4,530,314       3,241,260
                                                        ----------       ---------        --------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD ............     $ 2,335,899       5,105,125       5,165,055       4,530,314
                                                         =========       =========       =========       =========


CHANGES IN UNITS:
  Beginning units ................................         340,106         261,539         408,827         257,680
                                                        ----------       ---------        --------         -------
  Units purchased ................................             553         414,152         137,334         750,034
  Units redeemed .................................        (121,117)       (335,585)        (30,040)       (598,887)
                                                        ----------       ---------        --------         -------
  Ending units ...................................         219,542         340,106         516,121         408,827
                                                         =========       =========        ========         =======


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   ACVPInt                   ACVPValue                 CSWPGPV
                                          -------------------------   -----------------------   ---------------------
                                              2001          2000         2001         2000         2001       2000
                                          -----------   -----------   ----------   ----------   ---------   ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $  (196,840)     (349,127)     (71,859)      (8,912)     (9,296)    (24,001)
  Realized gain (loss) on investments .    (5,665,518)    1,035,022      517,366      (85,147)   (423,690)    445,086
  Change in unrealized gain (loss)
    on investments ....................      (274,626)   (3,481,724)     490,624      388,330     169,156    (957,686)
  Reinvested capital gains ............     1,431,266       554,157           --       58,898          --     141,261
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (4,705,718)   (2,241,672)     936,131      353,169    (263,830)   (395,340)
                                          -----------   -----------   ----------   ----------   ---------   ---------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       734,580       325,010       37,470       24,077       2,190      46,774
  Transfers between funds .............    (3,464,901)      704,977    6,622,501    1,075,575    (339,460)    469,837
  Redemptions .........................    (1,523,316)   (4,156,171)    (575,980)    (443,961)    (50,104)   (518,996)
  Annuity benefits ....................        (3,480)       (5,246)      (1,974)      (1,676)         --          --
  Annual contract maintenance charges
    (note 2) ..........................            --            --           --           --          --          --
  Contingent deferred sales charges
    (note 2) ..........................            --            --           --           --          --          --
  Adjustments to maintain reserves ....         5,894         2,335        2,533          111         (23)         (3)
                                          -----------   -----------   ----------   ----------   ---------   ---------
      Net equity transactions .........    (4,251,223)   (3,129,095)   6,084,550      654,126    (387,397)     (2,388)
                                          -----------   -----------   ----------   ----------   ---------   ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (8,956,941)   (5,370,767)   7,020,681    1,007,295    (651,227)   (397,728)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    18,761,381    24,132,148    3,141,977    2,134,682   1,107,002   1,504,730
                                          -----------   -----------   ----------   ----------   ---------   ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 9,804,440    18,761,381   10,162,658    3,141,977     455,775   1,107,002
                                          ===========   ===========   ==========   ==========   =========   =========
CHANGES IN UNITS:
  Beginning units .....................       927,817       978,102      211,784      167,334      72,170      78,371
                                          -----------   -----------   ----------   ----------   ---------   ---------
  Units purchased .....................        40,243    11,937,351      437,236      962,738         169     106,150
  Units redeemed ......................      (273,272)  (11,987,636)     (32,238)    (918,288)    (30,085)   (112,351)
                                          -----------   -----------   ----------   ----------   ---------   ---------
  Ending units ........................       694,788       927,817      616,782      211,784      42,254      72,170
                                          ===========   ===========   ==========   ==========   =========   =========




                                                CSWPIntEq
                                         ------------------------
                                            2001          2000
                                         ----------   -----------
INVESTMENT ACTIVITY:
  Net investment income ...............     (65,118)      (56,675)
  Realized gain (loss) on investments .     240,251      (125,670)
  Change in unrealized gain (loss)
    on investments ....................     343,388      (710,491)
  Reinvested capital gains ............          --       731,303
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     518,521      (161,533)
                                         ----------   -----------
EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................     671,059        83,925
  Transfers between funds .............  (2,346,260)     (855,545)
  Redemptions .........................    (322,362)   (1,227,832)
  Annuity benefits ....................          --            --
  Annual contract maintenance charges
    (note 2) ..........................          --            --
  Contingent deferred sales charges
    (note 2) ..........................          --            --
  Adjustments to maintain reserves ....         (64)       19,999
                                         ----------   -----------
      Net equity transactions .........  (1,997,627)   (1,979,453)
                                         ----------   -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .  (1,479,106)   (2,140,986)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................   3,286,025     5,427,011
                                         ----------   -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   1,806,919     3,286,025
                                         ==========   ===========
CHANGES IN UNITS:
  Beginning units .....................     284,709       343,412
                                         ----------   -----------
  Units purchased .....................      26,977    12,852,125
  Units redeemed ......................    (107,279)  (12,910,828)
                                         ----------   -----------
  Ending units ........................     204,407       284,709
                                         ==========   ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                   CSWPSmCoGr                     DryEuroEq                     DrySRGro
                                          --------------------------       -----------------------     -------------------------
                                              2001           2000             2001          2000          2001           2000
                                          -----------     ----------       --------        -------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (61,365)      (197,117)          (429)          (177)       (54,644)       (53,193)
  Realized gain (loss) on investments .    (2,387,644)     4,376,093         33,247           (873)      (412,247)       573,010
  Change in unrealized gain (loss)
    on investments ....................     1,411,793     (8,210,756)        (2,990)         3,819       (682,377)    (1,310,340)
  Reinvested capital gains ............             -      1,372,671              -          2,459              -              -
                                          -----------     ----------       --------        -------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (1,037,216)    (2,659,109)        29,828          5,228     (1,149,268)      (790,523)
                                          -----------     ----------       --------        -------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        24,765        145,506          2,624              -         45,345        140,482
  Transfers between funds .............      (661,206)    (3,401,027)      (212,113)       262,065     (1,083,819)       264,149
  Redemptions .........................      (624,913)    (2,894,469)        (1,054)       (52,860)      (531,756)    (1,835,867)
  Annuity benefits ....................             -              -              -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -              -              -
  Adjustments to maintain reserves ....          (161)            53         (1,212)           388           (179)           234
                                          -----------     ----------       --------        -------     ----------     ----------
      Net equity transactions .........    (1,261,515)    (6,149,937)      (211,755)       209,593     (1,570,409)    (1,431,002)
                                          -----------     ----------       --------        -------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (2,298,731)    (8,809,046)      (181,927)       214,821     (2,719,677)    (2,221,525)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     6,172,610     14,981,656        214,821              -      5,326,389      7,547,914
                                          -----------     ----------       --------        -------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 3,873,879      6,172,610         32,894        214,821      2,606,712      5,326,389
                                          ===========     ==========       ========        =======     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................       374,546        733,657         23,190              -        257,488        319,941
                                          -----------     ----------       --------        -------     ----------     ----------
  Units purchased .....................         1,777        604,115            227         27,868          2,666        111,558
  Units redeemed ......................       (92,309)      (963,226)       (18,403)        (4,678)       (94,986)      (174,011)
                                          -----------     ----------       --------        -------     ----------     ----------
  Ending units ........................       284,014        374,546          5,014         23,190        165,168        257,488
                                          ===========     ==========       ========        =======     ==========     ==========


                                                   DryStkIx
                                          --------------------------
                                              2001          2000
                                          -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............      (159,210)      (297,025)
  Realized gain (loss) on investments .    (8,288,116)     3,518,357
  Change in unrealized gain (loss)
    on investments ....................     2,430,683    (10,020,006)
  Reinvested capital gains ............       157,602        823,943
                                          -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (5,859,041)    (5,974,731)
                                          -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       222,884        786,034
  Transfers between funds .............    (6,579,222)     9,604,051
  Redemptions .........................    (7,713,402)   (15,613,761)
  Annuity benefits ....................             -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -
  Adjustments to maintain reserves ....        (1,164)         2,657
                                          -----------    -----------
      Net equity transactions .........   (14,070,904)    (5,221,019)
                                          -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .   (19,929,945)   (11,195,750)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    49,707,752     60,903,502
                                          -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    29,777,807     49,707,752
                                          ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................     2,426,164      2,657,830
                                          -----------    -----------
  Units purchased .....................        11,828      3,748,899
  Units redeemed ......................      (758,478)    (3,980,565)
                                          -----------    -----------
  Ending units ........................     1,679,514      2,426,164
                                          ===========    ===========



                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     DryAp                        DryGrInc                     FidVIPEI
                                          --------------------------      ------------------------     -------------------------
                                              2001            2000           2001           2000           2001          2000
                                          -----------      ---------      ---------      ---------     ----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (18,355)       (36,402)       (25,508)       (33,194)        75,116        163,056
  Realized gain (loss) on investments .      (163,522)        (5,647)        14,065        420,627        (79,625)    (3,885,138)
  Change in unrealized gain (loss)
    on investments ....................      (166,471)      (100,864)      (236,441)      (666,454)    (2,754,123)     2,785,219
  Reinvested capital gains ............             -         37,365         40,148        108,463      1,112,215      2,030,575
                                          -----------      ---------      ---------      ---------     ----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (348,348)      (105,548)      (207,736)      (170,558)    (1,646,417)     1,093,712
                                          -----------      ---------      ---------      ---------     ----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        31,090         77,340         14,123         62,652         70,352        452,329
  Transfers between funds .............       121,854     (1,000,296)       (48,108)        52,858       (145,082)    (6,545,243)
  Redemptions .........................      (275,336)      (829,599)      (252,718)      (840,135)    (2,710,752)    (4,283,155)
  Annuity benefits ....................             -              -              -              -         (2,887)        (2,870)
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -              -              -
  Adjustments to maintain reserves ....           (73)           182            (64)           183          3,728          1,777
                                          -----------      ---------      ---------      ---------     ----------    -----------
      Net equity transactions .........      (122,465)    (1,752,373)      (286,767)      (724,442)    (2,784,641)   (10,377,162)
                                          -----------      ---------      ---------      ---------     ----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (470,813)    (1,857,921)      (494,503)      (895,000)    (4,431,058)    (9,283,450)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     3,322,641      5,180,562      2,984,271      3,879,271     24,194,270     33,477,720
                                          -----------      ---------      ---------      ---------     ----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 2,851,828      3,322,641      2,489,768      2,984,271     19,763,212     24,194,270
                                          ===========      =========      =========      =========     ==========    ===========


CHANGES IN UNITS:
  Beginning units .....................       236,364        360,852        216,765        267,211      1,419,162      2,098,395
                                          -----------      ---------      ---------      ---------     ----------    -----------
  Units purchased .....................        11,691         20,156          1,076        113,524          4,579      1,538,260
  Units redeemed ......................       (21,047)      (144,644)       (22,921)      (163,970)      (185,873)    (2,217,493)
                                          -----------      ---------      ---------      ---------     ----------    -----------
  Ending units ........................       227,008        236,364        194,920        216,765      1,237,868      1,419,162
                                          ===========      =========      =========      =========     ==========    ===========


                                                    FidVIPGr
                                          --------------------------
                                              2001           2000
                                          -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............      (383,880)      (658,237)
  Realized gain (loss) on investments .   (13,115,906)        71,252
  Change in unrealized gain (loss)
    on investments ....................     4,337,655    (11,199,876)
  Reinvested capital gains ............     2,506,352      6,209,756
                                          -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (6,655,779)    (5,577,105)
                                          -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       136,721        635,607
  Transfers between funds .............    (6,079,553)    11,958,299
  Redemptions .........................    (6,384,108)   (11,582,045)
  Annuity benefits ....................        (4,258)        (5,894)
  Annual contract maintenance charges
    (note 2) ..........................             -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -
  Adjustments to maintain reserves ....           537         17,306
                                          -----------    -----------
      Net equity transactions .........   (12,330,661)     1,023,273
                                          -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .   (18,986,440)    (4,553,832)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................    40,663,574     45,217,406
                                          -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    21,677,134     40,663,574
                                          ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................     1,849,241      1,803,875
                                          -----------    -----------
  Units purchased .....................         7,036      3,765,630
  Units redeemed ......................      (641,450)    (3,720,264)
                                          -----------    -----------
  Ending units ........................     1,214,827      1,849,241
                                          ===========    ===========

                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    FidVIPHI                        FidVIPOv                      FidVIPAM
                                          ----------------------------     --------------------------     -------------------------
                                              2001             2000           2001            2000           2001           2000
                                          ------------     -----------     ----------      ----------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $  1,614,989       1,510,519        384,517          21,947        246,769        218,204
  Realized gain (loss) on investments .     (5,059,363)     (3,201,332)    (1,787,082)       (766,180)      (354,587)       (61,825)
  Change in unrealized gain (loss)
    on investments ....................      2,150,321      (2,676,426)       (95,078)       (460,205)      (550,616)    (1,590,677)
  Reinvested capital gains ............              -               -        735,958       1,040,239        136,717        876,057
                                          ------------     -----------     ----------      ----------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (1,294,053)     (4,367,239)      (761,685)       (164,199)      (521,717)      (558,241)
                                          ------------     -----------     ----------      ----------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         87,802         368,823        671,445         123,044         76,722        142,658
  Transfers between funds .............        671,472      (8,240,181)    (2,415,285)       (441,361)      (273,105)      (636,459)
  Redemptions .........................     (1,486,479)     (4,461,976)      (698,803)     (1,803,748)    (1,258,436)    (1,740,658)
  Annuity benefits ....................              -               -              -               -              -              -
  Annual contract maintenance charges
    (note 2) ..........................              -               -              -               -              -              -
  Contingent deferred sales charges
    (note 2) ..........................              -               -              -               -              -              -
  Adjustments to maintain reserves ....            (96)            461           (279)            292           (118)           511
                                          ------------     -----------     ----------      ----------     ----------     ----------
      Net equity transactions .........       (727,301)    (12,332,873)    (2,442,922)     (2,121,773)    (1,454,937)    (2,233,948)
                                          ------------     -----------     ----------      ----------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (2,021,354)    (16,700,112)    (3,204,607)     (2,285,972)    (1,976,654)    (2,792,189)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     12,337,028      29,037,140      5,859,951       8,145,923      9,258,206     12,050,395
                                          ------------     -----------     ----------      ----------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 10,315,674      12,337,028      2,655,344       5,859,951      7,281,552      9,258,206
                                          ============     ===========     ==========      ==========     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................      1,263,020       2,271,367        392,157         434,604        600,637        740,236
                                          ------------     -----------     ----------      ----------     ----------     ----------
  Units purchased .....................         51,014       1,854,859         44,917      16,285,300          5,316         61,502
  Units redeemed ......................        (99,873)     (2,863,206)      (208,320)    (16,327,747)      (106,118)      (201,101)
                                          ------------     -----------     ----------      ----------     ----------     ----------
  Ending units ........................      1,214,161       1,263,020        228,754         392,157        499,835        600,637
                                          ============     ===========     ==========      ==========     ==========     ==========

                                                      FidVIPCon
                                             --------------------------
                                                2001             2000
                                             ----------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............        (115,301)       (327,147)
  Realized gain (loss) on investments .      (2,733,093)         70,795
  Change in unrealized gain (loss)
    on investments ....................      (1,174,483)     (6,689,785)
  Reinvested capital gains ............         627,856       4,386,537
                                             ----------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................      (3,395,021)     (2,559,600)
                                             ----------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         123,651         432,039
  Transfers between funds .............      (1,503,208)        640,733
  Redemptions .........................      (2,873,746)     (7,364,103)
  Annuity benefits ....................            (765)           (950)
  Annual contract maintenance charges
    (note 2) ..........................               -               -
  Contingent deferred sales charges
    (note 2) ..........................               -               -
  Adjustments to maintain reserves ....           5,099          19,951
                                             ----------      ----------
      Net equity transactions .........      (4,248,969)     (6,272,330)
                                             ----------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (7,643,990)     (8,831,930)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      25,364,828      34,196,758
                                             ----------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      17,720,838      25,364,828
                                             ==========      ==========


CHANGES IN UNITS:
  Beginning units .....................       1,215,342       1,507,921
                                             ----------      ----------
  Units purchased .....................           6,787         358,016
  Units redeemed ......................        (240,232)       (650,595)
                                             ----------      ----------
  Ending units ........................         981,897       1,215,342
                                             ==========      ==========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                           FidVIPGrOp                    JanCapAp                  JanGlTech
                                                    -------------------------     ----------------------     ---------------------
                                                        2001          2000          2001          2000         2001         2000
                                                    -----------    ----------     --------     ---------     --------    ---------
INVESTMENT ACTIVITY:
  Net investment income ........................   $    (96,063)       57,294       (8,698)       (2,540)      (4,964)      (3,513)
  Realized gain (loss) on investments ..........     (3,141,313)   (4,083,357)    (259,333)     (118,046)    (503,419)    (140,515)
  Change in unrealized gain (loss)
    on investments .............................      1,127,273    (1,662,017)    (127,791)     (293,380)     172,154     (291,567)
  Reinvested capital gains .....................              -     1,786,988            -             -            -            -
                                                    -----------    ----------     --------     ---------     --------    ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................     (2,110,103)   (3,901,092)    (395,822)     (413,966)    (336,229)    (435,595)
                                                    -----------    ----------     --------     ---------     --------    ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................         17,466        51,745       20,333        68,495        8,686       62,089
  Transfers between funds ......................     (3,376,259)    4,332,625      323,642     2,204,234      204,169    1,215,673
  Redemptions ..................................     (5,239,612)   (4,150,940)    (223,834)     (170,053)     (32,693)     (94,047)
  Annuity benefits .............................              -             -            -             -            -            -
  Annual contract maintenance charges
    (note 2) ...................................              -             -            -             -            -            -
  Contingent deferred sales charges
    (note 2) ...................................              -             -            -             -            -            -
  Adjustments to maintain reserves .............          6,886         4,716           (2)         (351)           4         (154)
                                                    -----------    ----------     --------     ---------     --------    ---------
      Net equity transactions ..................     (8,591,519)      238,146      120,139     2,102,325      180,166    1,183,561
                                                    -----------    ----------     --------     ---------     --------    ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........    (10,701,622)   (3,662,946)    (275,683)    1,688,359     (156,063)     747,966
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................     16,880,133    20,543,079    1,688,359             -      747,966            -
                                                    -----------    ----------     --------     ---------     --------    ---------
CONTRACT OWNERS' EQUITY END OF PERIOD                $6,178,511    16,880,133    1,412,676     1,688,359      591,903      747,966
                                                    ===========    ==========     ========     =========     ========    =========


CHANGES IN UNITS:
  Beginning units ..............................      1,497,995     1,490,097      214,884             -      111,412            -
                                                    -----------    ----------     --------     ---------     --------    ---------
  Units purchased ..............................          1,722     4,353,825       25,836       236,527       35,499      125,421
  Units redeemed ...............................       (849,532)   (4,345,927)      (7,305)      (21,643)      (4,171)     (14,009)
                                                    -----------    ----------     --------     ---------     --------    ---------
  Ending units .................................        650,185     1,497,995      233,415       214,884      142,740      111,412
                                                    ===========    ==========     ========     =========     ========    =========


                                                               JanIntGro
                                                        -------------------------
                                                           2001            2000
                                                        ---------       ---------
INVESTMENT ACTIVITY:
  Net investment income ........................           (7,614)         69,376
  Realized gain (loss) on investments ..........         (639,916)        (99,177)
  Change in unrealized gain (loss)
    on investments .............................          343,320        (318,674)
  Reinvested capital gains .....................                -               -
                                                        ---------       ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ...............................         (304,210)       (348,475)
                                                        ---------       ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ............................            2,609         103,149
  Transfers between funds ......................          204,391       2,301,917
  Redemptions ..................................         (334,914)       (580,909)
  Annuity benefits .............................                -               -
  Annual contract maintenance charges
    (note 2) ...................................                -               -
  Contingent deferred sales charges
    (note 2) ...................................                -               -
  Adjustments to maintain reserves .............               42            (527)
                                                        ---------       ---------
      Net equity transactions ..................         (127,872)      1,823,630
                                                        ---------       ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY ..........         (432,082)      1,475,155
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ....................................        1,475,155               -
                                                        ---------       ---------
CONTRACT OWNERS' EQUITY END OF PERIOD                   1,043,073       1,475,155
                                                        =========       =========


CHANGES IN UNITS:
  Beginning units ..............................          187,314               -
                                                        ---------       ---------
  Units purchased ..............................           19,054         261,077
  Units redeemed ...............................          (30,828)        (73,763)
                                                        ---------       ---------
  Ending units .................................          175,540         187,314
                                                        =========       =========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                     NSATCapAp                      NSATMidCapIx                   NSATEmMkt
                                          ----------------------------       -------------------------         ---------------
                                               2001            2000             2001            2000            2001     2000
                                          ------------      ----------       ---------         -------         -------    ----
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (94,790)       (162,103)         (8,753)         (1,131)           (250)      -
  Realized gain (loss) on investments .     (6,812,799)     (3,308,870)       (145,369)        (19,039)        (27,423)      -
  Change in unrealized gain (loss)
    on investments ....................      4,319,664      (2,897,648)         77,647         (10,988)          1,110       -
  Reinvested capital gains ............              -       2,840,839          11,715          14,235               -       -
                                          ------------      ----------       ---------         -------         -------    ----
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (2,587,925)     (3,527,782)        (64,760)        (16,923)        (26,563)      -
                                          ------------      ----------       ---------         -------         -------    ----

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         17,202         243,549          27,669             451             100       -
  Transfers between funds .............     (2,610,811)      4,369,885       1,042,950         683,502         115,623       -
  Redemptions .........................     (3,083,840)     (3,206,890)        (73,685)        (45,360)         (3,514)      -
  Annuity benefits ....................              -               -               -               -               -       -
  Annual contract maintenance charges
    (note 2) ..........................              -               -               -               -               -       -
  Contingent deferred sales charges
    (note 2) ..........................              -               -               -               -               -       -
  Adjustments to maintain reserves ....           (379)            165             (30)             (1)             (4)      -
                                          ------------      ----------       ---------         -------         -------    ----
      Net equity transactions .........     (5,677,828)      1,406,709         996,904         638,592         112,205       -
                                          ------------      ----------       ---------         -------         -------    ----

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (8,265,753)     (2,121,073)        932,144         621,669          85,642       -
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     12,422,511      14,543,584         621,669               -               -       -
                                          ------------      ----------       ---------         -------         -------    ----
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  4,156,758      12,422,511       1,553,813         621,669          85,642       -
                                          ============      ==========       =========         =======         =======    ====


CHANGES IN UNITS:
  Beginning units .....................        826,421         700,550          59,684               -               -       -
                                          ------------      ----------       ---------         -------         -------    ----
  Units purchased .....................          1,321       2,385,610          99,736          63,866          10,869       -
  Units redeemed ......................       (437,243)     (2,259,739)         (6,034)         (4,182)           (311)      -
                                          ------------      ----------       ---------         -------         -------    ----
  Ending units ........................        390,499         826,421         153,386          59,684          10,558       -
                                          ============      ==========       =========         =======         =======    ====

                                                   NSATGlobTC
                                             ----------------------
                                              2001            2000
                                             ------          ------
INVESTMENT ACTIVITY:
  Net investment income ...............        (261)           (179)
  Realized gain (loss) on investments .     (12,186)         18,624
  Change in unrealized gain (loss)
    on investments ....................       1,458          (1,699)
  Reinvested capital gains ............           -             254
                                             ------          ------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (10,989)         17,000
                                             ------          ------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           -               -
  Transfers between funds .............      18,698          (4,894)
  Redemptions .........................         (51)              -
  Annuity benefits ....................           -               -
  Annual contract maintenance charges
    (note 2) ..........................           -               -
  Contingent deferred sales charges
    (note 2) ..........................           -               -
  Adjustments to maintain reserves ....        (236)            588
                                             ------          ------
      Net equity transactions .........      18,411          (4,306)
                                             ------          ------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       7,422          12,694
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      12,694               -
                                             ------          ------
CONTRACT OWNERS' EQUITY END OF PERIOD .      20,116          12,694
                                             ======          ======


CHANGES IN UNITS:
  Beginning units .....................       2,117               -
                                             ------          ------
  Units purchased .....................       3,837           2,933
  Units redeemed ......................         (10)           (816)
                                             ------          ------
  Ending units ........................       5,944           2,117
                                             ======          ======


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31, 2001 AND 2000

                                                    NSATIntGr                   NSATGvtBd                       NSATMSecBd
                                              ----------------------   --------------------------       -----------------------
                                               2001            2000         2001          2000            2001            2000
                                              -------         ------   ------------    ----------       --------        -------
INVESTMENT ACTIVITY:
  Net investment income ...............       $   (25)             -       504,747        585,020         15,903         11,567
  Realized gain (loss) on investments .         2,134              -       552,889       (602,594)       (16,306)         7,268
  Change in unrealized gain (loss)
    on investments ....................             -              -      (290,709)     1,371,443         (1,829)         1,191
  Reinvested capital gains ............             -              -        18,959              -              -              -
                                              -------         ------   ------------    ----------       --------        -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................         2,109              -       785,886      1,353,869         (2,232)        20,026
                                              -------         ------   ------------    ----------       --------        -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................             -              -       105,277        260,877          3,390              1
  Transfers between funds .............        (2,109)             -     1,751,947     (1,536,828)        14,860        309,276
  Redemptions .........................             -              -    (2,166,827)    (2,053,211)       (91,420)        (4,478)
  Annuity benefits ....................             -              -             -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -             -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -             -              -              -              -
  Adjustments to maintain reserves ....             -              -           111            615            (20)          (813)
                                              -------         ------   ------------    ----------       --------        -------
      Net equity transactions .........        (2,109)             -      (309,492)    (3,328,547)       (73,190)       303,986
                                              -------         ------   ------------    ----------       --------        -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .             -              -       476,394     (1,974,678)       (75,422)       324,012
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................             -              -    13,591,881     15,566,559        324,012              -
                                              -------         ------   ------------    ----------       --------        -------
CONTRACT OWNERS' EQUITY END OF PERIOD .       $     -              -     14,068,275    13,591,881        248,590        324,012
                                              =======         ======   ============    ==========       ========        =======


CHANGES IN UNITS:
  Beginning units .....................             -              -     1,081,594      1,373,951         31,179              -
                                              -------         ------   ------------    ----------       --------        -------
  Units purchased .....................        54,546              -       134,216        815,248          1,965         31,610
  Units redeemed ......................       (54,546)             -      (156,590)    (1,107,605)        (9,845)          (431)
                                              -------         ------   ------------    ----------       --------        -------
  Ending units ........................             -              -     1,059,220      1,081,594         23,299         31,179
                                              =======         ======   ============    ==========       ========        =======

                                                      NSATMyMkt
                                              --------------------------
                                                  2001          2000
                                              -----------    -----------
INVESTMENT ACTIVITY:
  Net investment income ...............           959,785      2,450,694
  Realized gain (loss) on investments .                 -              -
  Change in unrealized gain (loss)
    on investments ....................                 -              -
  Reinvested capital gains ............                 -              -
                                              -----------    -----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           959,785      2,450,694
                                              -----------    -----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           643,241      5,380,331
  Transfers between funds .............        20,631,477    (38,348,180)
  Redemptions .........................       (20,606,138)   (18,017,156)
  Annuity benefits ....................                 -              -
  Annual contract maintenance charges
    (note 2) ..........................                 -              -
  Contingent deferred sales charges
    (note 2) ..........................                 -              -
  Adjustments to maintain reserves ....             3,246          3,307
                                              -----------    -----------
      Net equity transactions .........           671,826    (50,981,698)
                                              -----------    -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .         1,631,611    (48,531,004)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        48,096,601     96,627,605
                                              -----------    -----------
CONTRACT OWNERS' EQUITY END OF PERIOD .        49,728,212     48,096,601
                                              ===========    ===========


CHANGES IN UNITS:
  Beginning units .....................         4,008,315      8,415,001
                                              -----------    -----------
  Units purchased .....................            76,117      6,153,570
  Units redeemed ......................           (25,101)   (10,560,256)
                                              -----------    -----------
  Ending units ........................         4,059,331      4,008,315
                                              ===========    ===========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                   NSATSmCapG                    NSATSmCapV                     NSATSmCo
                                           -------------------------      ------------------------     -------------------------
                                               2001            2000          2001           2000           2001           2000
                                           ----------        -------      ---------      ---------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............    $   (7,996)        (2,110)      (115,350)       (37,701)      (142,304)      (176,590)
  Realized gain (loss) on investments .        36,176         33,771        (25,582)        (6,775)    (2,561,850)     2,309,365
  Change in unrealized gain (loss)
    on investments ....................         3,962          5,432        750,861       (916,185)     1,811,430     (3,118,499)
  Reinvested capital gains ............             -            299        664,267        970,875              -      1,973,989
                                           ----------        -------      ---------      ---------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        32,142         37,392      1,274,196         10,214       (892,724)       988,265
                                           ----------        -------      ---------      ---------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................       (19,464)        42,690         20,157         31,399         62,110        188,033
  Transfers between funds .............       404,577        160,225      2,613,323      4,729,702        443,031        660,475
  Redemptions .........................       (30,236)        (1,880)      (468,514)      (657,160)    (1,134,296)    (2,130,973)
  Annuity benefits ....................             -              -              -              -         (3,721)        (4,198)
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -              -              -
  Adjustments to maintain reserves ....           (16)             4           (149)           107         (1,535)           226
                                           ----------        -------      ---------      ---------     ----------     ----------
      Net equity transactions .........       354,861        201,039      2,164,817      4,104,048       (634,411)    (1,286,437)
                                           ----------        -------      ---------      ---------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       387,003        238,431      3,439,013      4,114,262     (1,527,135)      (298,172)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       238,431              -      5,638,332      1,524,070     11,269,067     11,567,239
                                           ----------        -------      ---------      ---------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .    $  625,434        238,431      9,077,345      5,638,332      9,741,932     11,269,067
                                           ==========        =======      =========      =========     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................        29,652              -        479,284        141,986        528,210        581,774
                                           ----------        -------      ---------      ---------     ----------     ----------
  Units purchased .....................        63,163         32,300        150,948      1,409,891         25,181      1,240,332
  Units redeemed ......................        (4,286)        (2,648)       (19,807)    (1,072,593)       (56,544)    (1,293,896)
                                           ----------        -------      ---------      ---------     ----------     ----------
  Ending units ........................        88,529         29,652        610,425        479,284        496,847        528,210
                                           ==========        =======      =========      =========     ==========     ==========


                                                     NSATStMCap
                                               -----------------------
                                                 2001           2000
                                               --------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............          (8,057)        (5,906)
  Realized gain (loss) on investments .        (432,185)       (51,032)
  Change in unrealized gain (loss)
    on investments ....................         198,567       (278,346)
  Reinvested capital gains ............               -          5,242
                                               --------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (241,675)      (330,042)
                                               --------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         (40,766)        44,035
  Transfers between funds .............        (119,858)     1,328,397
  Redemptions .........................        (118,512)       (77,570)
  Annuity benefits ....................               -              -
  Annual contract maintenance charges
    (note 2) ..........................               -              -
  Contingent deferred sales charges
    (note 2) ..........................               -              -
  Adjustments to maintain reserves ....             (40)            (9)
                                               --------      ---------
      Net equity transactions .........        (279,176)     1,294,853
                                               --------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        (520,851)       964,811
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................         964,811              -
                                               --------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .         443,960        964,811
                                               ========      =========


CHANGES IN UNITS:
  Beginning units .....................         119,516              -
                                               --------      ---------
  Units purchased .....................          (5,759)       129,125
  Units redeemed ......................         (33,673)        (9,609)
                                               --------      ---------
  Ending units ........................          80,084        119,516
                                               ========      =========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                   NSATTotRe                      NSATGrFoc                     NBAMTGro
                                          --------------------------        ----------------------     -------------------------
                                              2001           2000            2001            2000          2001           2000
                                          -----------     ----------        -------         ------     ----------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   (49,392)       (93,015)        (1,724)          (225)       (53,837)      (150,879)
  Realized gain (loss) on investments .    (4,312,188)      (265,926)      (137,775)        17,238     (6,280,566)       572,917
                                          -----------     ----------        -------         ------     ----------     ----------
  Change in unrealized gain (loss)
    on investments ....................     3,073,572     (3,259,201)        13,520         (6,660)     1,402,635     (2,899,584)
  Reinvested capital gains ............       187,506      3,220,610              -              -      2,729,413        785,729
                                          -----------     ----------        -------         ------     ----------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................    (1,100,502)      (397,532)      (125,979)        10,353     (2,202,355)    (1,691,817)
                                          -----------     ----------        -------         ------     ----------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        23,608         46,098             35              -        (28,878)       159,023
  Transfers between funds .............      (710,160)    (2,003,395)       323,183         34,829     (2,717,143)     4,682,924
  Redemptions .........................      (881,981)    (3,147,579)       (61,092)             -       (464,267)    (1,975,019)
  Annuity benefits ....................             -              -              -              -              -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -              -              -
  Adjustments to maintain reserves ....          (232)           463           (722)             -         39,910        (40,056)
                                          -----------     ----------        -------         ------     ----------     ----------
      Net equity transactions .........    (1,568,765)    (5,104,413)       261,404         34,829     (3,170,378)     2,826,872
                                          -----------     ----------        -------         ------     ----------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .    (2,669,267)    (5,501,945)       135,425         45,182     (5,372,733)     1,135,055
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     8,624,241     14,126,186         45,182              -      7,991,932      6,856,877
                                          -----------     ----------        -------         ------     ----------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 5,954,974      8,624,241        180,607         45,182      2,619,199      7,991,932
                                          ===========     ==========        =======         ======     ==========     ==========


CHANGES IN UNITS:
  Beginning units .....................       490,995        775,829          7,147              -        408,638        305,261
                                          -----------     ----------        -------         ------     ----------     ----------
  Units purchased .....................         1,518        624,576         46,829          8,785         (1,920)       780,449
  Units redeemed ......................      (102,347)      (909,410)        (6,423)        (1,638)      (211,555)      (677,072)
                                          -----------     ----------        -------         ------     ----------     ----------
  Ending units ........................       390,166        490,995         47,553          7,147        195,163        408,638
                                          ===========     ==========        =======         ======     ==========     ==========


                                                     NBAMTGuard
                                             ------------------------
                                                 2001           2000
                                             ---------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............        (10,258)          (638)
  Realized gain (loss) on investments .       (135,210)        46,829
                                             ---------     ----------
  Change in unrealized gain (loss)
    on investments ....................         38,590        (81,448)
  Reinvested capital gains ............         64,095              -
                                             ---------     ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (42,783)       (35,257)
                                             ---------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         15,296          9,792
  Transfers between funds .............        706,501       (983,518)
  Redemptions .........................        (99,175)      (164,797)
  Annuity benefits ....................              -              -
  Annual contract maintenance charges
    (note 2) ..........................              -              -
  Contingent deferred sales charges
    (note 2) ..........................              -              -
  Adjustments to maintain reserves ....         (2,888)            24
                                             ---------     ----------
      Net equity transactions .........        619,734     (1,138,499)
                                             ---------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        576,951     (1,173,756)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        562,211      1,735,967
                                             ---------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .      1,139,162        562,211
                                             =========     ==========


CHANGES IN UNITS:
  Beginning units .....................         53,704        165,280
                                             ---------     ----------
  Units purchased .....................         65,467        228,041
  Units redeemed ......................         (7,056)      (339,617)
                                             ---------     ----------
  Ending units ........................        112,115         53,704
                                             =========     ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                   NBAMTLMat                     NBAMTPart                      OppAggGro
                                          --------------------------     -------------------------     -------------------------
                                              2001            2000           2001          2000            2001           2000
                                          -----------      ---------     ----------     ----------     ----------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............   $   245,794        261,696        (73,017)       (58,960)        (1,754)       (16,077)
  Realized gain (loss) on investments .        36,302       (158,900)      (511,647)    (1,491,530)      (947,535)      (458,793)
  Change in unrealized gain (loss)
    on investments ....................       (50,181)       288,648        (93,800)      (534,052)       280,758       (265,960)
  Reinvested capital gains ............             -              -        285,015      1,915,674        185,322              -
                                          -----------      ---------     ----------     ----------     ----------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       231,915        391,444       (393,449)      (168,868)      (483,209)      (740,830)
                                          -----------      ---------     ----------     ----------     ----------      ---------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        54,045         69,355         37,640         91,401        (36,832)        62,778
  Transfers between funds .............       384,311       (131,743)    (1,479,787)    (2,642,518)    (1,040,060)     2,941,923
  Redemptions .........................      (465,696)      (654,035)      (890,602)    (1,754,872)       (57,373)      (185,606)
  Annuity benefits ....................             -              -         (2,163)        (2,304)             -              -
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -              -              -
  Adjustments to maintain reserves ....       122,260       (121,991)          (161)           725            (45)           (26)
                                          -----------      ---------     ----------     ----------     ----------      ---------
      Net equity transactions .........        94,920       (838,414)    (2,335,073)    (4,307,568)    (1,134,310)     2,819,069
                                          -----------      ---------     ----------     ----------     ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       326,835       (446,970)    (2,728,522)    (4,476,436)    (1,617,519)     2,078,239
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     5,093,691      5,540,661      8,555,563     13,031,999      2,078,239              -
                                          -----------      ---------     ----------     ----------     ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 5,420,526      5,093,691      5,827,041      8,555,563        460,720      2,078,239
                                          ===========      =========     ==========     ==========     ==========      =========


CHANGES IN UNITS:
  Beginning units .....................       438,027        501,453        500,298        756,409        268,198              -
                                          -----------      ---------     ----------     ----------     ----------      ---------
  Units purchased .....................        51,083        283,454          2,330        719,276         (5,858)       292,151
  Units redeemed ......................       (54,269)      (346,880)      (146,758)      (975,387)      (174,553)       (23,953)
                                          -----------      ---------     ----------     ----------     ----------      ---------
  Ending units ........................       434,841        438,027        355,870        500,298         87,787        268,198
                                          ===========      =========     ==========     ==========     ==========      =========

                                                      OppBdFd
                                            -------------------------
                                                2001           2000
                                            ----------      ---------
INVESTMENT ACTIVITY:
  Net investment income ...............        499,872        513,512
  Realized gain (loss) on investments .       (328,997)      (225,075)
  Change in unrealized gain (loss)
    on investments ....................        314,066         46,464
  Reinvested capital gains ............              -              -
                                            ----------      ---------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        484,941        334,901
                                            ----------      ---------

Equity transactions:
  Purchase payments received from
    contract owners ...................         27,940         95,999
  Transfers between funds .............      2,470,402        145,055
  Redemptions .........................     (1,114,689)      (765,413)
  Annuity benefits ....................              -              -
  Annual contract maintenance charges
    (note 2) ..........................              -              -
  Contingent deferred sales charges
    (note 2) ..........................              -              -
  Adjustments to maintain reserves ....             51            304
                                            ----------      ---------
      Net equity transactions .........      1,383,704       (524,055)
                                            ----------      ---------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      1,868,645       (189,154)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................      8,304,502      8,493,656
                                            ----------      ---------
CONTRACT OWNERS' EQUITY END OF PERIOD .     10,173,147      8,304,502
                                            ==========      =========


CHANGES IN UNITS:
  Beginning units .....................        701,807        750,565
                                            ----------      ---------
  Units purchased .....................        140,805        203,892
  Units redeemed ......................        (33,199)      (252,650)
                                            ----------      ---------
  Ending units ........................        809,413        701,807
                                            ==========      =========


                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                     OppCapAp                      OppGlSec                      OppMSGrInc
                                          ----------------------------    --------------------------      -----------------------
                                               2001             2000         2001            2000           2001           2000
                                          ------------      ----------    ----------      ----------      -------         -------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (69,125)       (207,585)      (77,846)       (152,246)      (8,412)         (5,070)
  Realized gain (loss) on investments .     (3,104,132)      1,698,372    (2,678,310)        455,706      (66,926)         (7,252)
  Change in unrealized gain (loss)
    on investments ....................        586,650      (2,480,045)     (377,023)     (1,261,934)         702         (83,075)
  Reinvested capital gains ............        949,396         715,120     1,455,535       2,010,402            -               -
                                          ------------      ----------    ----------      ----------      -------         -------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................     (1,637,211)       (274,138)   (1,677,644)      1,051,928      (74,636)        (95,397)
                                          ------------      ----------    ----------      ----------      -------         -------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         46,257          75,259        35,139         243,423       19,860           6,225
  Transfers between funds .............     (1,673,671)      5,332,507       697,245       1,833,164      348,928         873,422
  Redemptions .........................     (1,085,167)     (3,561,902)   (1,272,049)     (2,492,038)    (193,207)        (35,432)
  Annuity benefits ....................              -               -        (4,509)         (5,432)           -               -
  Annual contract maintenance charges
    (note 2) ..........................              -               -             -               -            -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -             -               -            -               -
  Adjustments to maintain reserves ....             46             585          (800)            241          (74)            (15)
                                          ------------      ----------    ----------      ----------      -------         -------
      Net equity transactions .........     (2,712,535)      1,846,449      (544,974)       (420,642)     175,507         844,200
                                          ------------      ----------    ----------      ----------      -------         -------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (4,349,746)      1,572,311    (2,222,618)        631,286      100,871         748,803
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     11,683,928      10,111,617    11,476,880      10,845,594      748,803               -
                                          ------------      ----------    ----------      ----------      -------         -------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  7,334,182      11,683,928     9,254,262      11,476,880      849,674         748,803
                                          ============      ==========    ==========      ==========      =======         =======


CHANGES IN UNITS:
  Beginning units .....................        668,394         568,790       465,115         454,998       83,503               -
                                          ------------      ----------    ----------      ----------      -------         -------
  Units purchased .....................          3,093       1,464,576        43,784       3,967,731       31,611          87,454
  Units redeemed ......................       (184,457)     (1,364,972)      (76,047)     (3,957,614)      (8,087)         (3,951)
                                          ------------      ----------    ----------      ----------      -------         -------
  Ending units ........................        487,030         668,394       432,852         465,115      107,027          83,503
                                          ============      ==========    ==========      ==========      =======         =======


                                                       OppMult
                                              -------------------------
                                                 2001           2000
                                              ---------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............          95,130         162,048
  Realized gain (loss) on investments .         (83,418)        (48,219)
  Change in unrealized gain (loss)
    on investments ....................        (214,571)       (216,658)
  Reinvested capital gains ............         209,704         338,764
                                              ---------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           6,845         235,935
                                              ---------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................           7,429         158,055
  Transfers between funds .............          30,740        (119,231)
  Redemptions .........................        (641,911)     (1,068,621)
  Annuity benefits ....................               -               -
  Annual contract maintenance charges
    (note 2) ..........................               -               -
  Contingent deferred sales charges
    (note 2) ..........................               -               -
  Adjustments to maintain reserves ....              (8)            213
                                              ---------      ----------
      Net equity transactions .........        (603,750)     (1,029,584)
                                              ---------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .        (596,905)       (793,649)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................       4,476,576       5,270,225
                                              ---------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .       3,879,671       4,476,576
                                              =========      ==========


CHANGES IN UNITS:
  Beginning units .....................         286,619         353,977
                                              ---------      ----------
  Units purchased .....................           2,529          61,111
  Units redeemed ......................         (42,539)       (128,469)
                                              ---------      ----------
  Ending units ........................         246,609         286,619
                                              =========      ==========

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                      StOpp2                        StDisc2                     StIntStk2
                                          ----------------------------     -------------------------      ------------------------
                                               2001            2000           2001            2000          2001            2000
                                          ------------      ----------     ---------       ---------      --------      ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    (82,513)       (159,052)       (7,273)        (15,222)      (10,138)        (24,134)
  Realized gain (loss) on investments .     (1,964,561)      1,791,649        12,777          97,653        42,387         430,802
  Change in unrealized gain (loss)
    on investments ....................         48,289      (2,534,485)     (153,413)        (39,730)       (4,288)       (561,636)
  Reinvested capital gains ............      1,420,415       1,389,404       171,526               -        50,337               -
                                          ------------      ----------     ---------       ---------      --------      ----------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       (578,370)        487,516        23,617          42,701        78,298        (154,968)
                                          ------------      ----------     ---------       ---------      --------      ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................         41,798         154,739         5,819          22,394         8,196          36,272
  Transfers between funds .............       (358,331)        543,054       170,520        (110,753)     (347,790)     (1,270,054)
  Redemptions .........................     (1,139,466)     (1,132,449)     (112,821)       (136,824)      (47,655)       (216,425)
  Annuity benefits ....................              -               -             -               -             -               -
  Annual contract maintenance charges
    (note 2) ..........................              -               -             -               -             -               -
  Contingent deferred sales charges
    (note 2) ..........................              -               -             -               -             -               -
  Adjustments to maintain reserves ....          1,122             318          (101)             24         1,837              22
                                          ------------      ----------     ---------       ---------      --------      ----------
      Net equity transactions .........     (1,454,877)       (434,338)       63,417        (225,159)     (385,412)     (1,450,185)
                                          ------------      ----------     ---------       ---------      --------      ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .     (2,033,247)         53,178        87,034        (182,458)     (307,114)     (1,605,153)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     10,972,675      10,919,497       979,216       1,161,674       626,935       2,232,088
                                          ------------      ----------     ---------       ---------      --------      ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $  8,939,428      10,972,675     1,066,250         979,216       319,821         626,935
                                          ============      ==========     =========       =========      ========      ==========


CHANGES IN UNITS:
  Beginning units .....................        502,770         524,454        79,972          97,612        68,138         144,591
                                          ------------      ----------     ---------       ---------      --------      ----------
  Units purchased .....................          2,070         484,944         6,855          26,756           483       3,301,897
  Units redeemed ......................        (74,165)       (506,628)       (1,924)        (44,396)      (23,316)     (3,378,350)
                                          ------------      ----------     ---------       ---------      --------      ----------
  Ending units ........................        430,675         502,770        84,903          79,972        45,305          68,138
                                          ============      ==========     =========       =========      ========      ==========


                                                        UIFEmMkt
                                                 -----------------------
                                                   2001           2000
                                                 -------        --------
INVESTMENT ACTIVITY:
  Net investment income ...............           23,174          20,717
  Realized gain (loss) on investments .          (21,835)          8,248
  Change in unrealized gain (loss)
    on investments ....................           18,706         (24,363)
  Reinvested capital gains ............                -               -
                                                 -------        --------
    Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................           20,045           4,602
                                                 -------        --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................              882           6,463
  Transfers between funds .............          (61,166)        393,450
  Redemptions .........................           (8,006)       (237,581)
  Annuity benefits ....................                -               -
  Annual contract maintenance charges
    (note 2) ..........................                -               -
  Contingent deferred sales charges
    (note 2) ..........................                -               -
  Adjustments to maintain reserves ....               (6)             15
                                                 -------        --------
      Net equity transactions .........          (68,296)        162,347
                                                 -------        --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .          (48,251)        166,949
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................          359,700         192,751
                                                 -------        --------
CONTRACT OWNERS' EQUITY END OF PERIOD .          311,449         359,700
                                                 =======        ========


CHANGES IN UNITS:
  Beginning units .....................           37,139          21,848
                                                 -------        --------
  Units purchased .....................               97          39,821
  Units redeemed ......................           (7,597)        (24,530)
                                                 -------        --------
  Ending units ........................           29,639          37,139
                                                 =======        ========



                                                                     (Continued)

NATIONWIDE VA SEPARATE ACCOUNT-B
STATEMENTS OF CHANGES IN CONTRACT OWNERS' EQUITY, Continued
YEARS ENDED DECEMBER 31,2001 AND 2000

                                                   UIFUSRE                        VEWrldBd                    VEWrldEMkt
                                          --------------------------      ------------------------      ------------------------
                                              2001           2000           2001           2000           2001           2000
                                          -----------     ----------      ---------      ---------      ---------     ----------
INVESTMENT ACTIVITY:
  Net investment income ...............   $    80,088      1,127,632         31,110         56,103        (13,680)       (30,835)
  Realized gain (loss) on investments .       237,906        353,960        (38,072)      (168,188)      (155,208)      (419,189)
  Change in unrealized gain (loss)
    on investments ....................       (68,593)       265,799        (52,452)       102,007        108,097       (413,938)
  Reinvested capital gains ............        35,797         23,765              -              -              -              -
                                          -----------     ----------      ---------      ---------      ---------     ----------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................       285,198      1,771,156        (59,414)       (10,078)       (60,791)      (863,962)
                                          -----------     ----------      ---------      ---------      ---------     ----------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................        26,285         39,656          1,448         26,292          3,347         24,482
  Transfers between funds .............      (384,317)       611,529       (211,522)      (125,878)      (340,152)      (133,743)
  Redemptions .........................      (415,753)      (856,185)      (160,203)      (209,758)       (66,926)      (409,499)
  Annuity benefits ....................             -              -              -              -         (1,198)        (1,932)
  Annual contract maintenance charges
    (note 2) ..........................             -              -              -              -              -              -
  Contingent deferred sales charges
    (note 2) ..........................             -              -              -              -              -              -
  Adjustments to maintain reserves ....        16,604       (844,181)           177           (119)          (817)         2,900
                                          -----------     ----------      ---------      ---------      ---------     ----------
      Net equity transactions .........      (757,181)    (1,049,181)      (370,100)      (309,463)      (405,746)      (517,792)
                                          -----------     ----------      ---------      ---------      ---------     ----------

NET CHANGE IN CONTRACT OWNERS' EQUITY .      (471,983)       721,975       (429,514)      (319,541)      (466,537)    (1,381,754)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................     4,583,740      3,861,765      1,205,275      1,524,816      1,175,177      2,556,931
                                          -----------     ----------      ---------      ---------      ---------     ----------
CONTRACT OWNERS' EQUITY END OF PERIOD .   $ 4,111,757      4,583,740        775,761      1,205,275        708,640      1,175,177
                                          ===========     ==========      =========      =========      =========     ==========


CHANGES IN UNITS:
  Beginning units .....................       268,437        285,435        115,671        146,918        181,802        226,604
                                          -----------     ----------      ---------      ---------      ---------     ----------
  Units purchased .....................         1,562        657,106            141        205,155            568      2,207,868
  Units redeemed ......................       (47,534)      (674,104)       (36,205)      (236,402)       (69,117)    (2,252,670)
                                          -----------     ----------      ---------      ---------      ---------     ----------
  Ending units ........................       222,465        268,437         79,607        115,671        113,253        181,802
                                          ===========     ==========      =========      =========      =========     ==========


                                                     VEWrldHAs
                                              -----------------------
                                                2001           2000
                                              --------       --------
INVESTMENT ACTIVITY:
  Net investment income ...............         (1,001)           205
  Realized gain (loss) on investments .        (10,425)        37,917
  Change in unrealized gain (loss)
    on investments ....................        (59,551)        (2,020)
  Reinvested capital gains ............              -              -
                                              --------       --------
   Net increase (decrease) in contract
      owners' equity resulting from
      operations ......................        (70,977)        36,102
                                              --------       --------

EQUITY TRANSACTIONS:
  Purchase payments received from
    contract owners ...................          2,170          5,548
  Transfers between funds .............        (78,321)      (312,463)
  Redemptions .........................        (39,160)      (146,190)
  Annuity benefits ....................              -              -
  Annual contract maintenance charges
    (note 2) ..........................              -              -
  Contingent deferred sales charges
    (note 2) ..........................              -              -
  Adjustments to maintain reserves ....             32         (1,743)
                                              --------       --------
      Net equity transactions .........       (115,279)      (454,848)
                                              --------       --------

NET CHANGE IN CONTRACT OWNERS' EQUITY .       (186,256)      (418,746)
CONTRACT OWNERS' EQUITY BEGINNING
  OF PERIOD ...........................        534,554        953,300
                                              --------       --------
CONTRACT OWNERS' EQUITY END OF PERIOD .        348,298        534,554
                                              ========       ========


CHANGES IN UNITS:
  Beginning units .....................         61,128        119,693
                                              --------       --------
  Units purchased .....................            301        484,472
  Units redeemed ......................        (16,296)      (543,037)
                                              --------       --------
  Ending units ........................         45,133         61,128
                                              ========       ========



See accompanying notes to financial statements.

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                          NOTES TO FINANCIAL STATEMENTS

                            DECEMBER 31,2001 AND 2000

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    (a) Organization and Nature of Operations

       The Nationwide VA Separate Account-B (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life and Annuity Insurance Company (the Company) on March 6, 1991. The Account is registered as a unit investment trust under the Investment Company Act of 1940.

       The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

    (b) The Contracts

       Only contracts without a sales charge, but with certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

       Contract owners in either the accumulation or payout phase may invest in the following:
           Portfolios of the American Century Variable Portfolios, Inc.
             (American Century VP);
             American Century VP - American Century VP Balanced (ACVPBal) American Century VP - American Century VP Capital Appreciation
               (ACVPCapAp)
             American Century VP - American Century VP Income & Growth
               (ACVPIncGr)
             American Century VP - American Century VP International (ACVPInt) American Century VP - American Century VP Value (ACVPValue)
           Portfolios of the Credit Suisse Trust;
             Credit Suisse Trust - Global Post-Venture Capital Portfolio
               (CSWPGPV)
               (formerly Warburg Pincus Trust - Post-Venture Capital Portfolio)
             Credit Suisse Trust - International Equity Portfolio (CSWPIntEq) Credit Suisse Trust - Small Cap Growth Portfolio (CSWPSmCoGr)
           Portfolio of the Dreyfus Investment Portfolios (Dreyfus IP);
             Dreyfus IP - European Equity Portfolio (DryEuroEq)
           The Dreyfus Socially Responsible Growth Fund, Inc.(DrySRGro)
           Dreyfus Stock Index Fund (DryStkIx)
           Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
             Dreyfus VIF - Appreciation Portfolio (DryAp) (formerly Dreyfus VIF
             - Capital Appreciation Fund)
             Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
           Portfolios of the Fidelity(R) Variable Insurance Products Fund
             (Fidelity VIP);
             Fidelity(R) VIP - Equity-Income Portfolio: Initial Class (FidVIPEI) Fidelity(R) VIP - Growth Portfolio: Initial Class (FidVIPGr) Fidelity(R) VIP - High Income Portfolio: Initial Class (FidVIPHI) Fidelity(R) VIP - Overseas Portfolio: Initial Class (FidVIPOv)
           Portfolios of the Fidelity(R) Variable Insurance Products Fund II
             (Fidelity VIP-II);
             Fidelity(R) VIP-II - Asset Manager Portfolio: Initial Class
               (FidVIPAM)
             Fidelity(R) VIP-II - Contrafund Portfolio: Initial Class
               (FidVIPCon)
           Portfolio of the Fidelity(R) Variable Insurance Products Fund III
             (Fidelity VIP-III);
             Fidelity(R) VIP-III - Growth Opportunities Portfolio: Initial Class
               (FidVIPGrOp)

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

    Portfolios of the Janus Aspen Series (Janus AS);
      Janus AS - Capital Appreciation Portfolio - Service Shares (JanCapAp) Janus AS - Global Technology Portfolio - Service Shares (JanGlTech)
      Janus AS - International Growth Portfolio - Service Shares (JanIntGro) Funds of the Nationwide(R) Separate Account Trust (Nationwide SAT)
    (managed for a fee by an affiliated investment advisor);
      Nationwide(R) SAT - Capital Appreciation Fund Class I (NSATCapAp) Nationwide(R) SAT - Dreyfus Mid Cap Index Fund Class I (NSATMidCapIx) Nationwide(R) SAT - Gartmore Emerging Markets Fund Class I (NSATEmMkt) Nationwide(R) SAT - Gartmore Global Technology & Communications Fund
        Class I (NSATGlobTC)
      Nationwide(R) SAT - Gartmore International Growth Fund Class I
        (NSATIntGr)(*)
      Nationwide(R) SAT - Government Bond Fund Class I (NSATGvtBd)
      Nationwide(R) SAT - Investor Destinations Aggressive Fund (NSATIDAgg)(*) Nationwide(R) SAT - Investor Destinations Conservative Fund (NSATIDCon)(*) Nationwide(R) SAT - Investor Destinations Moderate Fund (NSATIDMod)(*) Nationwide(R) SAT - Investor Destinations Moderately Aggressive Fund
        (NSATIDModAgg)(*)
      Nationwide(R) SAT - Investor Destinations Moderately Conservative Fund
        (NSATIDModCon)(*)
      Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I (NSATMSecBd) Nationwide(R) SAT - Money Market Fund Class I (NSATMyMkt)
      Nationwide(R) SAT - Nationwide(R) Small Cap Growth Fund Class I
        (NSATSmCapG
      Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I
        (NSATSmCapV)
      Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I (NSATSmCo) Nationwide(R) SAT - Strong Mid Cap Growth Fund Class I (NSATStMCap) Nationwide(R) SAT - Total Return Fund Class I (NSATTotRe)
      Nationwide(R) SAT - Turner Growth Focus Fund Class I (NSATGrFoc) Portfolios of the Neuberger Berman Advisers Management Trust (Neuberger &
      Berman AMT);
      Neuberger Berman AMT - Growth Portfolio (NBAMTGro)
      Neuberger Berman AMT - Guardian Portfolio (NBAMTGuard)
      Neuberger Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger Berman AMT - Partners Portfolio (NBAMTPart)
    Funds of the Oppenheimer Variable Account Funds;
      Oppenheimer Aggressive Growth Fund/VA (OppAggGro)
      Oppenheimer Bond Fund/VA (OppBdFd)
      Oppenheimer Capital Appreciation Fund/VA (OppCapAp)
      Oppenheimer Global Securities Fund/VA (OppGlSec)
      Oppenheimer Main Street Growth & Income Fund/VA (OppMSGrInc)
      Oppenheimer Multiple Strategies Fund/VA (OppMult)
    Strong Opportunity Fund II, Inc.(StOpp2)
    Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
      Strong VIF - Strong Discovery Fund II (StDisc2)
      Strong VIF - Strong International Stock Fund II (StIntStk2)
    Portfolios of The Universal Institutional Funds, Inc. (UIF);
      UIF - Emerging Markets Debt Portfolio (UIFEmMkt)
      UIF - U.S.Real Estate Portfolio (UIFUSRE)
    Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)

(*)At December 31, 2001 contract owners have not invested in this fund.

       The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

       A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

       Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

    (c) Security Valuation, Transactions and Related Investment Income

       The fair value of the underlying mutual funds is based on the closing net asset value per share at December 31, 2001. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

    (d) Federal Income Taxes

       Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

    (e) Use of Estimates in the Preparation of Financial Statements

       The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    (f)  Calculation of Annuity Reserves

       Annuity reserves are computed for contracts in the variable payout stage according to industry standard mortality tables. The assumed investment return is 3.5 percent unless the annuitant elects otherwise, in which case the rate may vary from 3.5 percent to 7 percent, as regulated by the laws of the respective states. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the Account by the Company to cover greater longevity of annuitants than expected. Conversely, if reserves exceed amounts required, transfers may be made to the Company.

(2)  Expenses

    The Company does not deduct a sales charge from purchase payments made for these contracts, nor is any sales charge deducted upon the surrender of the contract. The following contract charges are deducted by the Company: a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.20%, respectively.

(3) Related Party Transactions

    The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, share- holder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

(4) Financial Highlights

    The following is a summary of units, unit fair values and contract owners' equity outstanding for variable annuity contracts as of the end of the periods indicated, and the contract expense rate and total return for each of the periods in the five year period ended December 31, 2001.

                                         CONTRACT                     UNIT          CONTRACT         TOTAL
                                      EXPENSE RATE(*)     UNITS    FAIR VALUE    OWNERS' EQUITY    RETURN(**)
                                      ---------------     -----    ----------    --------------    ----------

    American Century Variable Portfolios, Inc.- American Century VP Balanced
       2001  . . . . . . . . . . . . .     1.45%         194,967   $ 14.002938   $     2,730,111    -4.95%
       2000  . . . . . . . . . . . . .     1.45%         228,249     14.731718         3,362,500    -4.05%
       1999  . . . . . . . . . . . . .     1.45%         271,810     15.354284         4,173,448     8.46%
       1998  . . . . . . . . . . . . .     1.45%         281,337     14.156329         3,982,699    14.09%
       1997  . . . . . . . . . . . . .     1.45%         126,240     12.407611         1,566,337    14.13%

    American Century Variable Portfolios, Inc.- American Century VP Capital Appreciation
       2001  . . . . . . . . . . . . .     1.45%         219,542     10.639891         2,335,903   -29.12%
       2000  . . . . . . . . . . . . .     1.45%         340,105     15.010437         5,105,125     7.46%
       1999  . . . . . . . . . . . . .     1.45%         261,538     13.968271         3,653,234    62.14%
       1998  . . . . . . . . . . . . .     1.45%         180,090      8.614847         1,551,448    -3.58%
       1997  . . . . . . . . . . . . .     1.45%         149,319      8.934300         1,334,061    -4.66%

    American Century Variable Portfolios, Inc.- American Century VP Income & Growth
       2001  . . . . . . . . . . . . .     1.45%         516,121     10.007447         5,165,054    -9.69%
       2000  . . . . . . . . . . . . .     1.45%         408,827     11.081251         4,530,315   -11.90%
       1999  . . . . . . . . . . . . .     1.45%         257,679     12.578672         3,241,260    16.31%
       1998  . . . . . . . . . . . . .     1.45%         229,149     10.814821         2,478,205     8.15% 5/1/98

    American Century Variable Portfolios, Inc.- American Century VP International
       2001  . . . . . . . . . . . . .     1.45%         694,788     14.102730         9,798,408   -30.21%
       2000  . . . . . . . . . . . . .     1.45%         927,817     20.206944        18,748,346   -18.03%
       1999  . . . . . . . . . . . . .     1.45%         978,102     24.650510        24,110,713    61.67%
       1998  . . . . . . . . . . . . .     1.45%         895,311     15.247438        13,651,199    17.04%
       1997  . . . . . . . . . . . . .     1.45%         378,392     13.027680         4,929,570    16.92%

    American Century Variable Portfolios, Inc.- American Century VP Value
       2001  . . . . . . . . . . . . .     1.45%         616,782     16.465719        10,155,759    11.18%
       2000  . . . . . . . . . . . . .     1.45%         211,784     14.810356         3,136,596    16.44%
       1999  . . . . . . . . . . . . .     1.45%         167,334     12.719374         2,128,384    -2.29%
       1998  . . . . . . . . . . . . .     1.45%         251,410     13.017145         3,272,640     3.29%
       1997  . . . . . . . . . . . . .     1.45%         134,276     12.602262         1,692,181    24.26%

    Credit Suisse Trust - Global Post-Venture Capital Portfolio
       2001  . . . . . . . . . . . . .     1.45%          42,254     10.786491          455,772    -29.68%
       2000  . . . . . . . . . . . . .     1.45%          72,170     15.338808         1,107,002   -20.11%
       1999  . . . . . . . . . . . . .     1.45%          78,372     19.199834         1,504,729    61.13%
       1998  . . . . . . . . . . . . .     1.45%          74,424     11.915674          886,812      4.97%
       1997  . . . . . . . . . . . . .     1.45%          45,377     11.351955          515,118     11.69%

                                         CONTRACT                          UNIT          CONTRACT          TOTAL
                                      EXPENSE RATE(*)     UNITS         FAIR VALUE    OWNERS' EQUITY     RETURN(**)
                                      ---------------     -----         ----------    --------------     ----------
Credit Suisse Trust - International Equity Portfolio
   2001  . . . . . . . . . . . . . . .     1.45%         204,407          8.839792        1,806,915        -23.41%
   2000  . . . . . . . . . . . . . . .     1.45%         284,709         11.541697        3,286,025        -26.97%
   1999  . . . . . . . . . . . . . . .     1.45%         343,412         15.803207        5,427,011         51.21%
   1998  . . . . . . . . . . . . . . .     1.45%         632,494         10.451107        6,610,262          3.82%
   1997  . . . . . . . . . . . . . . .     1.45%         726,122         10.066530        7,309,529         -3.67%

Credit Suisse Trust - Small Cap Growth Portfolio
   2001  . . . . . . . . . . . . . . .     1.45%         284,014         13.639726        3,873,873        -17.24%
   2000  . . . . . . . . . . . . . . .     1.45%         374,546         16.480247        6,172,611        -19.30%
   1999  . . . . . . . . . . . . . . .     1.45%         733,658         20.420490       14,981,656         66.63%
   1998  . . . . . . . . . . . . . . .     1.45%         895,467         12.254943       10,973,897         -4.26%
   1997  . . . . . . . . . . . . . . .     1.45%         678,608         12.800371        8,686,434         13.97%

Dreyfus Investment Portfolios - European Equity Portfolio
   2001  . . . . . . . . . . . . . . .     1.45%           5,014          6.560563          32,895         -29.18%
   2000  . . . . . . . . . . . . . . .     1.45%          23,190          9.263524         214,821          -7.36% 5/1/00

Dreyfus Socially Responsible Growth Fund, Inc., The
   2001  . . . . . . . . . . . . . . .     1.45%         165,168         15.782223        2,606,718        -23.71%
   2000  . . . . . . . . . . . . . . .     1.45%         257,488         20.685971        5,326,389        -12.32%
   1999  . . . . . . . . . . . . . . .     1.45%         319,941         23.591580        7,547,914         28.20%
   1998  . . . . . . . . . . . . . . .     1.45%         296,186         18.402864        5,450,671         27.51%
   1997  . . . . . . . . . . . . . . .     1.45%         232,382         14.432845        3,353,933         26.57%

Dreyfus Stock Index Fund
   2001  . . . . . . . . . . . . . . .     1.45%       1,679,514         17.730015       29,777,808        -13.46%
   2000  . . . . . . . . . . . . . . .     1.45%       2,426,165         20.488199       49,707,751        -10.59%
   1999  . . . . . . . . . . . . . . .     1.45%       2,657,830         22.914747       60,903,502         18.86%
   1998  . . . . . . . . . . . . . . .     1.45%       2,805,845         19.279341       54,094,843         26.35%
   1997  . . . . . . . . . . . . . . .     1.45%       1,059,915         15.258148       16,172,340         31.03%

Dreyfus Variable Investment Fund - Appreciation Portfolio
   2001  . . . . . . . . . . . . . . .     1.45%         227,008         12.562700        2,851,833        -10.63%
   2000  . . . . . . . . . . . . . . .     1.45%         236,364         14.057304        3,322,641         -2.08%
   1999  . . . . . . . . . . . . . . .     1.45%         360,852         14.356471        5,180,561          9.84%
   1998  . . . . . . . . . . . . . . .     1.45%         373,359         13.070279        4,879,906         28.33%
   1997  . . . . . . . . . . . . . . .     1.45%          37,122         10.184856          378,082          1.85% 7/14/97

Dreyfus Variable Investment Fund - Growth and Income Portfolio
   2001  . . . . . . . . . . . . . . .     1.45%         194,920         12.773299        2,489,771         -7.22%
   2000  . . . . . . . . . . . . . . .     1.45%         216,765         13.767307        2,984,270         -5.17%
   1999  . . . . . . . . . . . . . . .     1.45%         267,211         14.517630        3,879,270         15.19%
   1998  . . . . . . . . . . . . . . .     1.45%         274,064         12.603139        3,454,067         10.19%
   1997  . . . . . . . . . . . . . . .     1.45%         108,048         11.437343        1,235,782         14.53%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                         CONTRACT                       UNIT           CONTRACT          TOTAL
                                      EXPENSE RATE(*)     UNITS      FAIR VALUE     OWNERS' EQUITY     RETURN(**)
                                      ---------------     -----      ----------     --------------     ----------
Fidelity(R) VIP Fund - Equity-Income Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%        1,237,868     15.961729        19,758,514         -6.34%
   2000  . . . . . . . . . . . . . . .     1.45%        1,419,163     17.042623        24,186,260          6.86%
   1999  . . . . . . . . . . . . . . .     1.45%        2,098,395     15.949005        33,467,312          4.79%
   1998  . . . . . . . . . . . . . . .     1.45%        3,221,133     15.220240        49,026,417         10.01%
   1997  . . . . . . . . . . . . . . .     1.45%        2,129,185     13.835418        29,458,164         26.25%

Fidelity(R) VIP Fund - Growth Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%        1,214,827     17.837538        21,669,523        -18.85%
   2000  . . . . . . . . . . . . . . .     1.45%        1,849,240     21.981588        40,649,232        -12.26%
   1999  . . . . . . . . . . . . . . .     1.45%        1,803,875     25.054513        45,195,210         35.45%
   1998  . . . . . . . . . . . . . . .     1.45%        1,677,985     18.497774        31,038,987         37.47%
   1997  . . . . . . . . . . . . . . .     1.45%        1,822,979     13.455923        24,529,865         21.69%

Fidelity(R) VIP Fund - High Income Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%        1,214,161      8.496135        10,315,676        -13.02%
   2000  . . . . . . . . . . . . . . .     1.45%        1,263,020      9.767880        12,337,028        -23.59%
   1999  . . . . . . . . . . . . . . .     1.45%        2,271,367     12.783993        29,037,140          6.59%
   1998  . . . . . . . . . . . . . . .     1.45%        2,664,520     11.993921        31,958,042         -5.72%
   1997  . . . . . . . . . . . . . . .     1.45%        1,589,125     12.721046        20,215,332         15.96%

Fidelity(R) VIP Fund - Overseas Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%          228,754     11.607874        2,655,348         -22.32%
   2000  . . . . . . . . . . . . . . .     1.45%          392,157     14.942870        5,859,951         -20.28%
   1999  . . . . . . . . . . . . . . .     1.45%          434,605     18.743279        8,145,923          40.56%
   1998  . . . . . . . . . . . . . . .     1.45%          426,410     13.334585        5,686,000          11.12%
   1997  . . . . . . . . . . . . . . .     1.45%          301,582     12.000570        3,619,156           9.94%

Fidelity(R) VIP Fund II - Asset Manager Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%          499,835     14.567924        7,281,558          -5.49%
   2000  . . . . . . . . . . . . . . .     1.45%          600,637     15.413978        9,258,206          -5.31%
   1999  . . . . . . . . . . . . . . .     1.45%          740,236     16.279126       12,050,395           9.48%
   1998  . . . . . . . . . . . . . . .     1.45%          647,151     14.869310        9,622,689          13.38%
   1997  . . . . . . . . . . . . . . .     1.45%          369,586     13.114181        4,846,818          18.90%

Fidelity(R) VIP Fund II - Contrafund Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%          981,897     18.045652        17,718,972        -13.52%
   2000  . . . . . . . . . . . . . . .     1.45%        1,215,343     20.868027        25,361,811         -7.97%
   1999  . . . . . . . . . . . . . . .     1.45%        1,507,921     22.675266        34,192,510         22.45%
   1998  . . . . . . . . . . . . . . .     1.45%        2,058,934     18.517428        38,126,162         28.10%
   1997  . . . . . . . . . . . . . . .     1.45%        1,487,639     14.455907        21,505,171         22.34%

Fidelity(R) VIP Fund III - Growth Opportunities Portfolio: Initial Class
   2001  . . . . . . . . . . . . . . .     1.45%          650,185      9.502696         6,178,510        -15.67%
   2000  . . . . . . . . . . . . . . .     1.45%        1,497,995     11.268484        16,880,133        -18.26%
   1999  . . . . . . . . . . . . . . .     1.45%        1,490,098     13.786395        20,543,080          2.76%
   1998  . . . . . . . . . . . . . . .     1.45%        1,603,375     13.416112        21,511,059         22.81%
   1997  . . . . . . . . . . . . . . .     1.45%          270,758     10.924397         2,957,868          9.24% 7/14/97

                                         CONTRACT                             UNIT                 CONTRACT          TOTAL
                                      EXPENSE RATE(*)     UNITS           FAIR VALUE            OWNERS' EQUITY     RETURN(**)
                                      ---------------     -----           ----------            --------------     ----------
Janus Aspen Series - Capital Appreciation Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . .    1.45%         233,415           6.052211              1,412,677        -22.97%
   2000  . . . . . . . . . . . . . . . .    1.45%         214,884           7.857070              1,688,359        -21.43% 5/1/00

Janus Aspen Series - Global Technology Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . .    1.45%         142,740           4.146734                591,905        -38.23%
   2000  . . . . . . . . . . . . . . . .    1.45%         111,412           6.713510                747,966        -32.86% 5/1/00

Janus Aspen Series - International Growth Portfolio - Service Shares
   2001  . . . . . . . . . . . . . . . .    1.45%         175,540           5.942089              1,043,074        -24.55%
   2000  . . . . . . . . . . . . . . . .    1.45%         187,314           7.875304              1,475,155        -21.25% 5/1/00

Nationwide(R) SAT - Capital Appreciation Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%         390,499          10.644722              4,156,753        -29.18%
   2000  . . . . . . . . . . . . . . . .    1.45%         826,422          15.031680             12,422,511        -27.59%
   1999  . . . . . . . . . . . . . . . .    1.45%         700,550          20.760238             14,543,585         2.77%
   1998  . . . . . . . . . . . . . . . .    1.45%       1,466,628          20.201552             29,628,162         28.08%
   1997  . . . . . . . . . . . . . . . .    1.45%         291,079          15.772381              4,591,009         32.54%

Nationwide(R) SAT - Dreyfus NSAT Mid Cap Index Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%         153,386          10.130068              1,553,811         -2.75%
   2000  . . . . . . . . . . . . . . . .    1.45%          59,684          10.416005                621,669          4.16% 5/1/00

Nationwide(R) SAT - Gartmore NSAT Emerging Markets Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%          10,558           8.111518                 85,641         -6.57%

Nationwide(R) SAT - Gartmore NSAT Global Technology & Communications Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%           5,944           3.384294                 20,116        -43.56%
   2000  . . . . . . . . . . . . . . . .    1.45%           2,117           5.996363                 12,694        -40.04% 10/2/00

Nationwide(R) SAT - Government Bond Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%       1,059,220          13.281734             14,068,278          5.69%
   2000  . . . . . . . . . . . . . . . .    1.45%       1,081,595          12.566516             13,591,881         10.92%
   1999  . . . . . . . . . . . . . . . .    1.45%       1,373,951          11.329778             15,566,560         -3.76%
   1998  . . . . . . . . . . . . . . . .    1.45%       1,280,403          11.772852             15,073,995          7.33%
   1997  . . . . . . . . . . . . . . . .    1.45%         357,387          10.968893              3,920,140          8.08%

Nationwide(R) SAT - MAS NSAT Multi Sector Bond Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%          23,299          10.669457                248,588          2.67%
   2000  . . . . . . . . . . . . . . . .    1.45%          31,179          10.392004                324,012          3.92% 5/1/00

Nationwide(R) SAT - Money Market Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%       4,059,331          12.250347             49,728,213          2.09%
   2000  . . . . . . . . . . . . . . . .    1.45%       4,008,314          11.999210             48,096,601          4.50%
   1999  . . . . . . . . . . . . . . . .    1.45%       8,415,001          11.482780             96,627,605          3.33%
   1998  . . . . . . . . . . . . . . . .    1.45%       4,602,553          11.112968             51,148,024          3.75%
   1997  . . . . . . . . . . . . . . . .    1.45%       2,711,857          10.711730             29,048,680          3.73%

                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                         CONTRACT                        UNIT           CONTRACT          TOTAL
                                      EXPENSE RATE(*)     UNITS       FAIR VALUE     OWNERS' EQUITY     RETURN(**)
                                      ---------------     -----       ----------     --------------     ----------
Nationwide(R) SAT- Nationwide(R) Small Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%          88,529      7.064763          625,436         -12.14%
   2000  . . . . . . . . . . . . . . . .    1.45%          29,652      8.040986          238,431         -19.59% 5/1/00

Nationwide(R) SAT - Nationwide(R) Small Cap Value Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%         610,425     14.870525        9,077,340          26.41%
   2000  . . . . . . . . . . . . . . . .    1.45%         479,284     11.764073        5,638,332           9.60%
   1999  . . . . . . . . . . . . . . . .    1.45%         141,985     10.734023        1,524,070          25.98%
   1998  . . . . . . . . . . . . . . . .    1.45%          58,283      8.520115          496,578         -14.80% 5/1/98

Nationwide(R) SAT - Nationwide(R) Small Company Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%         496,847     19.592300        9,734,375          -8.07%
   2000  . . . . . . . . . . . . . . . .    1.45%         528,210     21.311278       11,256,830           7.33%
   1999  . . . . . . . . . . . . . . . .    1.45%         581,775     19.856438       11,551,979          41.93%
   1998  . . . . . . . . . . . . . . . .    1.45%         626,515     13.989917        8,764,893          -0.46%
   1997  . . . . . . . . . . . . . . . .    1.45%         424,486     14.053920        5,965,692          15.65%

Nationwide(R) SAT - Strong NSAT Mid Cap Growth Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%          80,084      5.543700          443,962         -31.33%
   2000  . . . . . . . . . . . . . . . .    1.45%         119,516      8.072647          964,810         -19.27% 5/1/00

Nationwide(R) SAT - Total Return Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%         390,166     15.262678        5,954,978         -13.11%
   2000  . . . . . . . . . . . . . . . .    1.45%         490,996     17.564788        8,624,241          -3.53%
   1999  . . . . . . . . . . . . . . . .    1.45%         775,829     18.207860       14,126,186           5.39%
   1998  . . . . . . . . . . . . . . . .    1.45%         763,732     17.276235       13,194,414          16.36%
   1997  . . . . . . . . . . . . . . . .    1.45%         386,418     14.846819        5,737,078          27.55%

Nationwide(R) SAT - Turner NSAT Growth Focus Fund Class I
   2001  . . . . . . . . . . . . . . . .    1.45%          47,553      3.798019          180,607         -39.92%
   2000  . . . . . . . . . . . . . . . .    1.45%           7,147      6.321864           45,182         -36.78% 10/2/00

Neuberger Berman Advisers Management Trust - Growth Portfolio
   2001  . . . . . . . . . . . . . . . .    1.45%         195,163     13.420543        2,619,193         -31.38%
   2000  . . . . . . . . . . . . . . . .    1.45%         408,639     19.557437        7,991,931         -12.93%
   1999  . . . . . . . . . . . . . . . .    1.45%         305,262     22.462268        6,856,877          48.22%
   1998  . . . . . . . . . . . . . . . .    1.45%         215,146     15.154915        3,260,519          13.85%
   1997  . . . . . . . . . . . . . . . .    1.45%         106,902     13.311087        1,422,982          27.14%

Neuberger Berman Advisers Management Trust - Guardian Portfolio
   2001  . . . . . . . . . . . . . . . .    1.45%         112,115     10.160615        1,139,157          -2.94%
   2000  . . . . . . . . . . . . . . . .    1.45%          53,703     10.468884          562,210          -0.33%
   1999  . . . . . . . . . . . . . . . .    1.45%         165,279     10.503255        1,735,967          13.27%
   1998  . . . . . . . . . . . . . . . .    1.45%          74,580      9.272982          691,579          -7.27% 5/1/98

                                         CONTRACT                            UNIT                CONTRACT          TOTAL
                                      EXPENSE RATE(*)     UNITS           FAIR VALUE          OWNERS' EQUITY     RETURN(**)
                                      ---------------     -----           ----------          --------------     ----------
Neuberger Berman Advisers Management Trust - Limited Maturity Bond Portfolio
   2001  . . . . . . . . . . . . . . . .    1.45%         434,841          12.465535              5,420,526         7.20%
   2000  . . . . . . . . . . . . . . . .    1.45%         438,027          11.628715              5,093,691         5.24%
   1999  . . . . . . . . . . . . . . . .    1.45%         501,453          11.049212              5,540,661         0.01%
   1998  . . . . . . . . . . . . . . . .    1.45%         806,311          11.048525              8,908,547         2.88%
   1997  . . . . . . . . . . . . . . . .    1.45%         601,693          10.739513              6,461,890         5.19%

Neuberger Berman Advisers Management Trust - Partners Portfolio
   2001  . . . . . . . . . . . . . . . .    1.45%         355,870          16.362175              5,822,807        -4.25%
   2000  . . . . . . . . . . . . . . . .    1.45%         500,298          17.087601              8,548,893        -0.75%
   1999  . . . . . . . . . . . . . . . .    1.45%         756,409          17.216794             13,022,938         5.81%
   1998  . . . . . . . . . . . . . . . .    1.45%       1,512,099          16.270918             24,603,239         2.70%
   1997  . . . . . . . . . . . . . . . .    1.45%       1,158,923          15.843430             18,361,315        29.35%

Oppenheimer Aggressive Growth Fund/VA
   2001  . . . . . . . . . . . . . . . .    1.45%          87,787           5.248179                460,722       -32.27%
   2000  . . . . . . . . . . . . . . . .    1.45%         268,198           7.748895              2,078,238       -22.51% 5/1/00

Oppenheimer Bond Fund/VA
   2001  . . . . . . . . . . . . . . . .    1.45%         809,413          12.568557             10,173,153         6.22%
   2000  . . . . . . . . . . . . . . . .    1.45%         701,807          11.833028              8,304,502         4.57%
   1999  . . . . . . . . . . . . . . . .    1.45%         750,566          11.316334              8,493,656        -2.95%
   1998  . . . . . . . . . . . . . . . .    1.45%         919,787          11.659886             10,724,612         5.25%
   1997  . . . . . . . . . . . . . . . .    1.45%         384,144          11.077843              4,255,487         7.67%

Oppenheimer Capital Appreciation Fund/VA
   2001  . . . . . . . . . . . . . . . .    1.45%         487,030          15.058982              7,334,176       -13.85%
   2000  . . . . . . . . . . . . . . . .    1.45%         668,394          17.480600             11,683,928        -1.67%
   1999  . . . . . . . . . . . . . . . .    1.45%         568,790          17.777418             10,111,618        39.60%
   1998  . . . . . . . . . . . . . . . .    1.45%         110,408          12.734164              1,405,954        22.20%
   1997  . . . . . . . . . . . . . . . .    1.45%          13,664          10.420499                142,386         4.20% 7/14/97

Oppenheimer Global Securities Fund/VA
   2001  . . . . . . . . . . . . . . . .    1.45%         432,852          21.358918              9,245,250       -13.32%
   2000  . . . . . . . . . . . . . . . .    1.45%         465,116          24.641540             11,461,175         3.57%
   1999  . . . . . . . . . . . . . . . .    1.45%         454,999          23.791512             10,825,114        56.19%
   1998  . . . . . . . . . . . . . . . .    1.45%         652,299          15.232440              9,936,105        12.45%
   1997  . . . . . . . . . . . . . . . .    1.45%         322,964          13.545830              4,374,815        20.65%

Oppenheimer Main Street Growth & Income Fund/VA
   2001  . . . . . . . . . . . . . . . .    1.45%         107,027           7.938854                849,672       -11.47%
   2000  . . . . . . . . . . . . . . . .    1.45%          83,502           8.967494                748,804       -10.33% 5/1/00

Oppenheimer Multiple Strategies Fund/VA
   2001  . . . . . . . . . . . . . . . .    1.45%         246,609          15.732046              3,879,664         0.73%
   2000  . . . . . . . . . . . . . . . .    1.45%         286,620          15.618506              4,476,576         4.90%
   1999  . . . . . . . . . . . . . . . .    1.45%         353,978          14.888567              5,270,225        10.18%
   1998  . . . . . . . . . . . . . . . .    1.45%         366,337          13.513276              4,950,413         5.11%
   1997  . . . . . . . . . . . . . . . .    1.45%         250,810          12.856596              3,224,563        15.52%


                                                                     (Continued)

                        NATIONWIDE VA SEPARATE ACCOUNT-B
                    NOTES TO FINANCIAL STATEMENTS, Continued

                                         CONTRACT                        UNIT           CONTRACT          TOTAL
                                      EXPENSE RATE(*)      UNITS      FAIR VALUE     OWNERS' EQUITY     RETURN(**)
                                      ---------------      -----      ----------     --------------     ----------
Strong Opportunity Fund II, Inc.
   2001  . . . . . . . . . . . . . . . .    1.45%         430,675     20.756791         8,939,431         -5.11%
   2000  . . . . . . . . . . . . . . . .    1.45%         502,769     21.824486        10,972,675          5.06%
   1999  . . . . . . . . . . . . . . . .    1.45%         524,452     20.820776        10,919,498         32.95%
   1998  . . . . . . . . . . . . . . . .    1.45%         620,363     15.660253         9,715,042         11.90%
   1997  . . . . . . . . . . . . . . . .    1.45%         949,907     13.995266        13,294,201         23.64%

Strong Variable Insurance Funds, Inc.- Strong Discovery Fund II
   2001  . . . . . . . . . . . . . . . .    1.45%          84,903     12.558481         1,066,253          2.56%
   2000  . . . . . . . . . . . . . . . .    1.45%          79,972     12.244478           979,215          2.89%
   1999  . . . . . . . . . . . . . . . .    1.45%          97,613     11.900815         1,161,674          3.57%
   1998  . . . . . . . . . . . . . . . .    1.45%          99,090     11.491081         1,138,651          5.70%
   1997  . . . . . . . . . . . . . . . .    1.45%         101,294     10.870948         1,101,162          9.77%

Strong Variable Insurance Funds, Inc.- Strong International Stock Fund II
   2001  . . . . . . . . . . . . . . . .    1.45%          45,305      7.059335           319,823         -23.28%
   2000  . . . . . . . . . . . . . . . .    1.45%          68,138      9.200959           626,935         -40.40%
   1999  . . . . . . . . . . . . . . . .    1.45%         144,591     15.437256         2,232,088          84.49%
   1998  . . . . . . . . . . . . . . . .    1.45%         164,363      8.367348         1,375,282          -6.16%
   1997  . . . . . . . . . . . . . . . .    1.45%         324,289      8.916485         2,891,518         -14.77%

Universal Institutional Funds, Inc.- Emerging Markets Debt Portfolio, The
   2001  . . . . . . . . . . . . . . . .    1.45%          29,639     10.507976           311,446           8.49%
   2000  . . . . . . . . . . . . . . . .    1.45%          37,139      9.685225           359,700           9.78%
   1999  . . . . . . . . . . . . . . . .    1.45%          21,848      8.822360           192,751          27.50%
   1998  . . . . . . . . . . . . . . . .    1.45%          48,867      6.919419           338,131         -29.42%
   1997  . . . . . . . . . . . . . . . .    1.45%          10,893      9.803540           106,790          -1.96% 7/14/97

Universal Institutional Funds, Inc.- U.S.Real Estate Portfolio, The
   2001  . . . . . . . . . . . . . . . .    1.45%         222,465     18.482684         4,111,750           8.24%
   2000  . . . . . . . . . . . . . . . .    1.45%         268,437     17.075663         4,583,740           3.90%
   1999  . . . . . . . . . . . . . . . .    1.45%         285,435     13.529402         3,861,765          -4.77%
   1998  . . . . . . . . . . . . . . . .    1.45%         461,738     14.207613         6,560,195         -12.90%
   1997  . . . . . . . . . . . . . . . .    1.45%         455,754     16.312466         7,434,472          19.71%

Van Eck Worldwide Insurance Trust - Worldwide Bond Fund
   2001  . . . . . . . . . . . . . . . .    1.45%          79,607      9.744849           775,758          -6.48%
   2000  . . . . . . . . . . . . . . . .    1.45%         115,670     10.419942         1,205,275           0.40%
   1999  . . . . . . . . . . . . . . . .    1.45%         146,918     10.378690         1,524,816          -9.16%
   1998  . . . . . . . . . . . . . . . .    1.45%         192,339     11.425229         2,197,517          11.12%
   1997  . . . . . . . . . . . . . . . .    1.45%         187,896     10.281856         1,931,920           0.90%

Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund
   2001  . . . . . . . . . . . . . . . .    1.45%         113,253      6.235470           706,186          -3.24%
   2000  . . . . . . . . . . . . . . . .    1.45%         181,801      6.444541         1,171,624         -42.71%
   1999  . . . . . . . . . . . . . . . .    1.45%         226,604     11.248273         2,548,904          97.39%
   1998  . . . . . . . . . . . . . . . .    1.45%         187,964      5.698612         1,071,134         -35.09%
   1997  . . . . . . . . . . . . . . . .    1.45%         175,751      8.778805         1,542,884         -12.89%

                                          CONTRACT                        UNIT          CONTRACT         TOTAL
                                       EXPENSE RATE(*)      UNITS      FAIR VALUE    OWNERS' EQUITY    RETURN(**)
                                       ---------------      -----      ----------    --------------    ----------
   Van Eck Worldwide Insurance Trust - Worldwide Hard Assets Fund
      2001  . . . . . . . . . . . . . . .    1.45%          45,133      7.717061          348,294       -11.75%
      2000  . . . . . . . . . . . . . . .    1.45%          61,129      8.744687          534,554         9.80%
      1999  . . . . . . . . . . . . . . .    1.45%         119,693      7.964538          953,299        19.25%
      1998  . . . . . . . . . . . . . . .    1.45%         131,829      6.678951          880,479       -31.97%
      1997  . . . . . . . . . . . . . . .    1.45%         147,411      9.817789        1,447,250        -3.10%
                                                                                     ------------

   2001 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            29,438
      Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . .            20,942
                                                                                     ------------
   2001 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . .      $322,158,316
                                                                                     ============

   2000 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            48,331
      Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . .            33,619
                                                                                     ------------
   2000 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . .      $428,751,307
                                                                                     ============

   1999 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            68,791
      Non-tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . .            48,622
                                                                                     ------------
   1999 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . .      $558,672,499
                                                                                     ============

   1998 Reserves for annuity contracts in payout phase:
      Tax qualified . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            67,617
                                                                                     ------------
   1998 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . .      $504,387,087
                                                                                     ============

   1997 Contract owners' equity . . . . . . . . . . . . . . . . . . . . . . . .      $271,561,976
                                                                                     ============

 (*)This represents the contract expense rate of the variable account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contract owner accounts through the redemption of units.

(**)This represents the total return for the period indicated and includes a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction of the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the period.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------

The Board of Directors of Nationwide Life and Annuity Insurance Company and
  Contract Owners of Nationwide VA Separate Account-B:

    We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VA Separate Account-B (comprised of the sub-accounts listed in note 1(b)) (collectively, "the Account") as of December 31, 2001, and the related statements of operations and changes in contract owners' equity, and the financial highlights for each of the periods indicated herein. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2001, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Account as of December 31, 2001, and the results of its operations, changes in contract owners' equity, and financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.

KPMG LLP
Columbus, Ohio
February 20, 2002

                      [THIS PAGE LEFT BLANK INTENTIONALLY]

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